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EQUITY FUNDS

TOTAL RETURN

GROWTH & INCOME

BLUE CHIP

UTILITIES INCOME

MID-CAP OPPORTUNITY

SPECIAL SITUATIONS

FOCUSED EQUITY

GLOBAL

SEMI-ANNUAL REPORT
March 31, 2000



Equity Market Overview
FIRST INVESTORS TOTAL RETURN FUND
FIRST INVESTORS GROWTH & INCOME FUND
FIRST INVESTORS BLUE CHIP FUND
FIRST INVESTORS UTILITIES INCOME FUND
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
FIRST INVESTORS SPECIAL SITUATIONS FUND
FIRST INVESTORS FOCUSED EQUITY FUND
FIRST INVESTORS GLOBAL FUND, INC.

Dear Investor:

We are pleased to present the semi-annual reports for the First
Investors equity funds for the six month period ended March 31, 2000.

The U.S. economy continued to exhibit surprising strength during the period covered by this report. This was illustrated by gross domestic product (GDP) growth of 7.3% in the fourth quarter of 1999, the strongest growth rate since 1984. First quarter 2000 GDP growth is estimated to be very strong, at 5%-6%. The unemployment rate dropped to just 4% in January, a 30-year low. Despite the economy's strength and the length of the current economic expansion, inflation remained remarkably low. Excluding food and energy, consumer prices were up only 2.4% for the past 12 months, as compared to 2.1% from a year ago. Consumer confidence reached record highs, with climbing personal income and asset growth due to the strong housing and stock markets. Throughout the reporting period, the Federal Reserve Board ("the Fed") became increasingly concerned that the accelerated rate of economic growth would lead to inflation. To offset this possibility, the Fed raised the federal funds rate in November, February and March in an attempt to slow the economy.

With the healthy economy as a backdrop, the stock market posted a robust 14.6% gain in the fourth quarter of 1999 as measured by the Standard & Poor's 500 Composite Index ("S&P 500"). Driven by the ongoing Internet phenomenon, the equity rally was led by stocks in the technology, communications and media sectors. The Nasdaq Composite Index, which is meant to be a broad Nasdaq stock market indicator but is increasingly being driven by technology stocks, was up an astonishing 48% for the quarter. Despite the impressive numbers, the equity market's gains were largely limited to high-flying, high-tech stocks. When technology stocks are removed from the S&P 500 Index, it was up only mid-single digits for 1999.

The first three months of 2000 were very bumpy for equity investors. Encouraged by the smooth transition into the new century, investors flooded the market with cash that had been hoarded in anticipation of Y2K computer difficulties. The market surged in early January, before quickly coming back down to earth and ending the month with its worst January performance since 1990. The market continued to gyrate back and forth for much of the first quarter of 2000, and ultimately posted a positive return of 2% for the quarter. Investors continued to chase after technology stocks, and the Nasdaq again had strong returns, posting a 12.4% gain. As remarkable as the roller-coaster ride of the first quarter was, it appears to have been merely a precursor of what was to follow. As this report is written, the equity market is in the



Equity Market Overview (continued)

midst of a period of increased volatility. April has been particularly difficult, with the market lurching between steep declines and rapid recoveries.

Because it is impossible to predict the future direction of the markets, particularly over the short term, there are certain basic investment principles that we encourage our shareholders to follow to reduce exposure to risk.* First, we encourage shareholders to take a long-term view, and to avoid trying to time the market. Attempting to time the market is extremely difficult, even for professional investors. Second, we encourage our shareholders to diversify their portfolios among stock funds, bond funds and money market funds. Third, we encourage our shareholders to follow a regular investment plan, investing a specific amount of money at defined intervals. This strategy is known as "dollar cost averaging." It may help you to avoid getting caught up in the excitement of a rising market and will reduce the risk of buying at high points.

Of course, no financial plan or program, no matter how well-designed, is guaranteed to be successful. In addition, nothing eliminates the risk associated with overall market trends. However, utilizing these various strategies may help to minimize the risk by reducing the extent to which an investor may be affected by a decline in any one security or segment of the market. If you use dollar cost averaging, you should consider your ability to continue purchases through periods of declining prices.

Going forward, we remain optimistic that the stock market can post positive returns for the remainder of the year. Nevertheless, we are concerned about excessive valuations, record-high share prices of some stocks and the extreme volatility. It's particularly encouraging that many of the fundamentals of the U.S. economy that provided a foundation for the stock market's solid performance in past years are still in place: strong economic growth, a reasonable level of inflation, low unemployment and sustained corporate earnings. Also, investor sentiment appears to be positive. Despite the market's repeated swings, investors have shown impressive resiliency.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ PATRICIA D. POITRA

Patricia D. Poitra
Director of Equities
First Investors Management Company, Inc.

April 28, 2000

* There are a variety of risks associated with investing in all stock mutual funds including market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock mutual funds, such as small-cap funds and global and international funds. You should consult your prospectus for a precise explanation of the risks associated with your fund.




Portfolio of Investments
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--61.2%
                 Basic Materials--2.0%
     15,600      Alcoa, Inc.                                                   $  1,095,900        $  84
     30,800    * Bethlehem Steel Corporation                                        184,800           14
     11,500      Dow Chemical Company                                             1,311,000          101
--------------------------------------------------------------------------------------------------------
                                                                                  2,591,700          199
--------------------------------------------------------------------------------------------------------
                 Capital Goods--8.4%
      8,000    * Celestica, Inc.                                                    424,500           33
      6,600      Corning, Inc.                                                    1,280,400           99
     21,900      Danaher Corporation                                              1,116,900           86
     21,900      Deere & Company                                                    832,200           64
     15,300      General Electric Company                                         2,374,368          183
      9,900      Illinois Tool Works, Inc.                                          546,975           42
      7,300      Ingersoll-Rand Company                                             323,025           25
     10,500      Minnesota Mining & Manufacturing Company                           929,905           72
     62,200      Reynolds and Reynolds Company - Class "A"                        1,679,400          129
     22,000      United Technologies Corporation                                  1,390,125          107
--------------------------------------------------------------------------------------------------------
                                                                                 10,897,798          840
--------------------------------------------------------------------------------------------------------
                 Communication Services--2.7%
     25,000      Bell Atlantic Corporation                                        1,528,125          118
      9,900      GTE Corporation                                                    702,900           54
     19,800    * MCI WorldCom, Inc.                                                 897,187           69
     14,700    * NorthPoint Communications Group, Inc.                              339,019           26
--------------------------------------------------------------------------------------------------------
                                                                                  3,467,231          267
--------------------------------------------------------------------------------------------------------
                 Consumer Cyclicals--4.6%
     15,300      Circuit City Stores - Circuit City Group                           931,388           72
     30,600      Family Dollar Stores, Inc.                                         636,863           49
     14,000      Gannett Company, Inc.                                              985,250           76
      9,800      Hertz Corporation - Class "A"                                      333,813           26
     41,000      Mattel, Inc.                                                       427,938           33
     29,200    * Nordstrom, Inc.                                                    861,400           66
     33,600    * Office Depot, Inc.                                                 388,500           30
     24,000      Wal-Mart Stores, Inc.                                            1,332,000          103
--------------------------------------------------------------------------------------------------------
                                                                                  5,897,152          455
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Consumer Staples--3.2%
     23,400    * AT&T Corporation - Liberty Media
                   Group - Class "A"                                           $  1,386,450       $  107
      3,100    * Clear Channel Communications, Inc.                                 214,094           17
     19,600      Estee Lauder Companies, Inc. - Class "A"                           981,225           76
     11,000    * Getty Images, Inc.                                                 395,313           30
      7,300    * Viacom, Inc. - Class "B"                                           385,075           30
     18,000      Walt Disney Company                                                744,750           57
--------------------------------------------------------------------------------------------------------
                                                                                  4,106,907          317
--------------------------------------------------------------------------------------------------------
                 Energy--5.6%
      7,000      Chevron Corporation                                                647,063           50
     47,900      EOG Resources, Inc.                                              1,014,880           78
     25,937      Exxon Mobil Corporation                                          2,018,223          156
     30,600    * Nabors Industries, Inc.                                          1,187,663           92
     41,000      Noble Affiliates, Inc.                                           1,345,313          104
     18,400      Royal Dutch Petroleum Company - NY Shares (ADR)                  1,059,150           82
--------------------------------------------------------------------------------------------------------
                                                                                  7,272,292          562
--------------------------------------------------------------------------------------------------------
                 Financial--4.6%
     58,400      ACE, Ltd.                                                        1,335,900          103
     12,000      American International Group, Inc.                               1,314,000          101
     24,700      Capital One Financial Corporation                                1,184,055           91
     10,200      Chase Manhattan Corporation                                        889,313           69
     21,400      Citigroup, Inc.                                                  1,269,287           98
--------------------------------------------------------------------------------------------------------
                                                                                  5,992,555          462
--------------------------------------------------------------------------------------------------------
                 Healthcare--4.6%
     19,300      Abbott Laboratories                                                679,119           52
     12,400      Allergan, Inc.                                                     620,000           48
      6,700      Becton, Dickinson & Company                                        176,294           14
     13,900      Bristol-Myers Squibb Company                                       802,725           62
     13,300      Cardinal Health, Inc.                                              610,138           47
     35,500      Columbia HCA Healthcare Corporation                                898,594           69
     43,800    * Foundation Health Systems, Inc. - Class "A"                        350,400           27
      5,100      Johnson & Johnson                                                  357,319           28
     22,600      Medtronic, Inc.                                                  1,162,487           90
     14,000      Pall Corporation                                                   314,125           24
--------------------------------------------------------------------------------------------------------
                                                                                  5,971,201          461
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Technology--24.4%
      2,900    * Alpha Industries, Inc.                                          $  275,500        $  20
     15,600    * Applied Materials, Inc.                                          1,470,300          113
      6,300    * Aspeon, Inc.                                                       127,575           10
     17,000    * Atmel Corporation                                                  877,625           68
     30,800      Autodesk, Inc.                                                   1,401,400          108
     21,000      Automatic Data Processing, Inc.                                  1,013,250           78
     12,200    * Cadence Design Systems, Inc.                                       253,150           20
     14,100    * CIENA Corporation                                                1,778,363          137
     37,600    * Cisco Systems, Inc.                                              2,906,950          224
     54,000      Compaq Computer Corporation                                      1,437,750          111
      9,500    * EMC Corporation                                                  1,187,500           92
      2,600      Ericsson (L.M.) Telephone
                 Company (ADR) - Class "B"                                          243,913           19
      8,900    * Go2Net, Inc.                                                       717,005           55
     13,600    * Harbinger Corporation                                              396,100           31
     35,800    * Jabil Circuit, Inc.                                              1,548,350          119
     17,299    * MarchFirst, Inc.                                                   617,358           48
      7,300    * Microchip Technology, Inc.                                         479,975           37
     15,300    * Microsoft Corporation                                            1,625,625          125
      7,800      Motorola, Inc.                                                   1,110,525           86
      5,500      Nokia Corporation (ADR) - Class "A"                              1,194,875           92
     30,900    * Oracle Corporation                                               2,412,130          186
      5,000      Scientific-Atlanta, Inc.                                           317,188           24
     17,000    * Solectron Corporation                                              681,063           53
     28,200    * Symantec Corporation                                             2,118,525          163
      4,000    * Tekelec                                                            148,500           11
     10,400    * Tellabs, Inc.                                                      655,038           51
     19,300    * Teradyne, Inc.                                                   1,587,425          122
      7,300      Texas Instruments, Inc.                                          1,168,000           90
      8,800    * Verio, Inc.                                                        396,550           31
     12,000      W.W. Grainger, Inc.                                                651,000           50
     31,400      Xerox Corporation                                                  816,400           63
--------------------------------------------------------------------------------------------------------
                                                                                 31,614,908        2,437
--------------------------------------------------------------------------------------------------------
                 Utilities--1.1%
     19,800      Enron Corporation                                                1,482,525          114
--------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $53,109,759)                                  79,294,269        6,114
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 CORPORATE BONDS--14.7%
                 Automotive--2.3%
     $1,000M     DaimlerChrysler NA Holdings Corp., 7.40%, 2005                  $  998,525        $  77
      1,000M     Lear Corp., 7.96%, 2005                                          1,027,840           79
      1,000M     Navistar International Corp., 8%, 2008                             932,500           72
--------------------------------------------------------------------------------------------------------
                                                                                  2,958,865          228
--------------------------------------------------------------------------------------------------------
                 Building Materials--.6%
      1,000M     Interface, Inc., 7.30%, 2008                                       765,000           59
--------------------------------------------------------------------------------------------------------
                 Chemicals--.5%
        650M     Huntsman Polymers Corp., 11.75%, 2004                              676,000           52
--------------------------------------------------------------------------------------------------------
                 Containers/Packaging--.4%
        500M     PrintPack, Inc., 9.875%, 2004                                      485,000           37
--------------------------------------------------------------------------------------------------------
                 Energy Exploration/Products--1.0%
      1,000M     Gulf Canada Resources, Ltd., 8.35%, 2006                           955,000           74
        300M     Veritas DGC, Inc., 9.75%, 2003                                     302,250           23
--------------------------------------------------------------------------------------------------------
                                                                                  1,257,250           97
--------------------------------------------------------------------------------------------------------
                 Entertainment/Leisure--1.3%
      1,000M     Carmike Cinemas, Inc., 9.375%, 2009                                635,000           49
      1,000M     Walt Disney Co., 7.30%, 2005                                       998,876           77
--------------------------------------------------------------------------------------------------------
                                                                                  1,633,876          126
--------------------------------------------------------------------------------------------------------
                 Food/Beverage/Tobacco--.5%
        600M     Universal Corp., 9.25%, 2001                                       608,011           47
--------------------------------------------------------------------------------------------------------
                 Gas Transmission--.7%
      1,000M     Enron Corp., 7.125%, 2007                                          958,687           74
--------------------------------------------------------------------------------------------------------
                 Healthcare--.7%
      1,000M     Tenet Healthcare Corp., 8.625%, 2007                               955,000           74
--------------------------------------------------------------------------------------------------------
                 Investment/Finance Companies--1.2%
      1,500M     Telesis Autumn Leaves, Ltd. Variable Rate
                   Demand Note, 6.18%, 2004**                                     1,500,000          115
--------------------------------------------------------------------------------------------------------
                 Media (Cable TV/Broadcasting)--.5%
        700M     Rogers Communications, Inc., 8.875%, 2007                          682,500           53
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Miscellaneous--.6%
     $1,000M     Allied Waste NA, Inc., 7.625%, 2006                             $  825,000        $  64
--------------------------------------------------------------------------------------------------------
                 Retail - General Merchandise--.7%
      1,000M     Federated Department Stores, Inc., 7.45%, 2017                     941,323           72
--------------------------------------------------------------------------------------------------------
                 Technology--.6%
      1,000M     Rhythyms NetConnections, Inc., 12.75%, 2009                        825,000           64
--------------------------------------------------------------------------------------------------------
                 Telecommunications--2.3%
      1,000M     Global Crossing Holding, Ltd., 9.125%, 2006 +                      957,500           74
        700M     McLeodUSA, Inc., 8.125%, 2009                                      619,500           48
        500M     VoiceStream Wireless Corp., 10.375%, 2009 +                        502,500           39
      1,000M     WorldCom, Inc., 6.40%, 2005                                        955,855           73
--------------------------------------------------------------------------------------------------------
                                                                                  3,035,355          234
--------------------------------------------------------------------------------------------------------
                 Transportation--.8%
      1,000M     Norfolk Southern Corp., 7.35%, 2007                                976,036           75
--------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $20,259,263)                                19,082,903        1,471
--------------------------------------------------------------------------------------------------------
                 MORTGAGE-BACKED CERTIFICATES--13.0%
                 Federal National Mortgage Association--4.6%
      6,000M     8%, 4/1/2030                                                     6,020,628          464
--------------------------------------------------------------------------------------------------------
                 Government National Mortgage Association I
                 Program--5.9%
      5,362M     7%, 2/15/2028                                                    5,196,819          401
      2,482M     7.50%, 12/1/2029                                                 2,462,134          190
--------------------------------------------------------------------------------------------------------
                                                                                  7,658,953          591
--------------------------------------------------------------------------------------------------------
                 Government National Mortgage Association II
                 Program--2.5%
      3,687M     5.50%, 12/20/2028-2/20/2029                                      3,219,458          248
--------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $17,509,352)                   16,899,039        1,303
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
   Principal                                                                                  $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM CORPORATE NOTES--11.1%
     $3,200M     Florida Power Corp., 5.84%, 4/4/2000                          $  3,198,437      $   247
      4,000M     General Electric Capital Corp., 6.04%, 4/10/2000                 3,993,957          308
      2,700M     Kellogg Co., 5.77%, 4/3/2000                                     2,699,130          208
      3,500M     Motiva Enterprises, LLC, 6.07%, 4/7/2000                         3,496,457          269
      1,000M     Prudential Funding Corp., 5.95%, 4/3/2000                          999,670           77
--------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $14,387,651)                     14,387,651        1,109
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $105,266,025)              100.0%              129,663,862        9,997
Other Assets, Less Liabilities                                0.0                    39,241            3
--------------------------------------------------------------------------------------------------------
Net Assets                                                  100.0%             $129,703,103      $10,000
========================================================================================================

 * Non-income producing
** The interest rate on the variable rate demand note is determined and reset weekly by the issuer.
   The interest rate shown is the rate in effect at March 31, 2000.
 + See Note 6

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 COMMON STOCK--96.0%
                 Basic Materials--4.5%
    106,200      Alcoa, Inc.                                                   $  7,460,550       $  123
     25,000      Allegheny Technologies, Inc.                                       501,563            8
    211,000    * Bethlehem Steel Corporation                                      1,266,000           21
     81,000      Dow Chemical Company                                             9,234,000          152
    210,000      Louisiana-Pacific Corporation                                    2,913,750           48
     95,000      Olin Corporation                                                 1,686,250           28
     50,000      Praxair, Inc.                                                    2,081,250           34
     45,000      Rayonier, Inc.                                                   2,193,750           36
--------------------------------------------------------------------------------------------------------
                                                                                 27,337,113          450
--------------------------------------------------------------------------------------------------------
                 Capital Goods--13.2%
     60,000    * Celestica, Inc.                                                  3,183,750           53
     45,000      Corning, Inc.                                                    8,730,000          144
    150,000      Danaher Corporation                                              7,650,000          126
    150,000      Deere & Company                                                  5,700,000           94
     60,000      General Dynamics Corporation                                     2,985,000           49
     96,000      General Electric Company                                        14,898,000          246
     37,100      Honeywell International, Inc.                                    1,954,706           32
     66,000      Illinois Tool Works, Inc.                                        3,646,500           60
     61,900      Ingersoll-Rand Company                                           2,739,075           45
    105,000      Minnesota Mining & Manufacturing Company                         9,299,063          153
    400,000      Reynolds and Reynolds Company - Class "A"                       10,800,000          178
    137,300      United Technologies Corporation                                  8,675,644          143
--------------------------------------------------------------------------------------------------------
                                                                                 80,261,738        1,323
--------------------------------------------------------------------------------------------------------
                 Communication Services--3.5%
    156,700      Bell Atlantic Corporation                                        9,578,287          158
     62,000      GTE Corporation                                                  4,402,000           73
    123,300    * MCI WorldCom, Inc.                                               5,587,031           92
     75,000    * NorthPoint Communications Group, Inc.                            1,729,688           29
--------------------------------------------------------------------------------------------------------
                                                                                 21,297,006          352
--------------------------------------------------------------------------------------------------------
                 Consumer Cyclicals--7.6%
     55,000    * Cendant Corporation - Rights                                       618,750           10
     50,000    * CheckFree Holdings Corporation                                   3,525,000           58
    104,000      Circuit City Stores - Circuit City Group                         6,331,000          104
    200,000      Family Dollar Stores, Inc.                                       4,162,500           69
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Consumer Cyclicals (continued)
     87,000      Gannett Company, Inc.                                         $  6,122,625       $  101
    400,000    * HA-LO Industries, Inc.                                           3,150,000           52
     61,000      Hertz Corporation - Class "A"                                    2,077,812           34
    280,000      Mattel, Inc.                                                     2,922,500           48
    200,000    * Nordstrom, Inc.                                                  5,900,000           97
    230,200    * Office Depot, Inc.                                               2,661,688           44
    150,000      Wal-Mart Stores, Inc.                                            8,325,000          137
--------------------------------------------------------------------------------------------------------
                                                                                 45,796,875          754
--------------------------------------------------------------------------------------------------------
                 Consumer Staples--5.2%
    146,000    * AT&T Corp. - Liberty Media Group - Class "A"                     8,650,500          143
     44,000    * Clear Channel Communications, Inc.                               3,038,750           50
    122,000      Estee Lauder Companies, Inc. - Class "A"                         6,107,625          101
     75,000    * Getty Images, Inc.                                               2,695,312           44
    340,000    * Navigant Consulting, Inc.                                        3,740,000           62
     45,000    * Viacom, Inc. - Class "B"                                         2,373,750           39
    124,000      Walt Disney Company                                              5,130,500           85
--------------------------------------------------------------------------------------------------------
                                                                                 31,736,437          524
--------------------------------------------------------------------------------------------------------
                 Energy--8.0%
     50,000      Chevron Corporation                                              4,621,875           76
    355,900      EOG Resources, Inc.                                              7,540,631          125
    165,726      Exxon Mobil Corporation                                         12,895,554          213
    200,000    * Nabors Industries, Inc.                                          7,762,500          128
    269,600      Noble Affiliates, Inc.                                           8,846,250          146
    115,000      Royal Dutch Petroleum Company - NY Shares (ADR)                  6,619,688          109
--------------------------------------------------------------------------------------------------------
                                                                                 48,286,498          797
--------------------------------------------------------------------------------------------------------
                 Financial--7.5%
    400,000      ACE, Ltd.                                                        9,150,000          151
    250,000      Allstate Corporation                                             5,953,125           98
     80,750      American International Group, Inc.                               8,842,125          146
    170,000      Capital One Financial Corporation                                8,149,375          134
     63,800      Chase Manhattan Corporation                                      5,562,562           92
    133,800      Citigroup, Inc.                                                  7,936,013          131
--------------------------------------------------------------------------------------------------------
                                                                                 45,593,200          752
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Healthcare--6.9%
    120,000      Abbott Laboratories                                           $  4,222,500        $  70
     85,000      Allergan, Inc.                                                   4,250,000           70
     92,000      Becton, Dickinson & Company                                      2,420,750           40
     95,000      Bristol-Myers Squibb Company                                     5,486,250           91
     91,100      Cardinal Health, Inc.                                            4,179,212           69
    243,000      Columbia HCA Healthcare Corporation                              6,150,938          101
    300,000    * Foundation Health Systems, Inc. - Class "A"                      2,400,000           40
     40,000      Johnson & Johnson                                                2,802,500           46
    143,400      Medtronic, Inc.                                                  7,376,138          122
    100,000      Pall Corporation                                                 2,243,750           37
--------------------------------------------------------------------------------------------------------
                                                                                 41,532,038          686
--------------------------------------------------------------------------------------------------------
                 Real Estate Investment Trusts--.7%
     75,000      Developers Diversified Realty Corporation                        1,040,625           17
     51,000      First Industrial Realty Trust, Inc.                              1,389,750           23
     50,000      Kimco Realty Corporation                                         1,875,000           31
--------------------------------------------------------------------------------------------------------
                                                                                  4,305,375           71
--------------------------------------------------------------------------------------------------------
                 Technology--36.4%
     25,000    * Alpha Industries, Inc.                                           2,375,000           39
    107,400    * Applied Materials, Inc.                                         10,122,450          167
     43,500    * Aspeon, Inc.                                                       880,875           15
    110,000    * Atmel Corporation                                                5,678,750           94
    200,000      Autodesk, Inc.                                                   9,100,000          150
    130,000      Automatic Data Processing, Inc.                                  6,272,500          103
     69,300    * Cadence Design Systems, Inc.                                     1,437,975           24
     77,600    * CIENA Corporation                                                9,787,300          161
    231,000    * Cisco Systems, Inc.                                             17,859,187          295
    369,000      Compaq Computer Corporation                                      9,824,625          162
     64,800    * EMC Corporation                                                  8,100,000          134
     43,200      Ericsson (L.M.) Telephone
                   Company (ADR) - Class "B"                                      4,052,700           67
     55,300    * Go2Net, Inc.                                                     4,455,106           74
     93,200    * Harbinger Corporation                                            2,714,450           45
     45,000    * Internap Network Services Corporation                            2,070,000           34
    232,000    * Jabil Circuit, Inc.                                             10,034,000          166
     54,800    * KLA-Tencor Corporation                                           4,616,900           76
     75,000    * LTX Corporation                                                  3,389,063           56
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
     Shares                                                                                     Invested
         or                                                                                     For Each
  Principal                                                                                   $10,000 of
     Amount      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Technology (continued)
    113,142    * MarchFirst, Inc.                                              $  4,037,755        $  67
     50,000    * Microchip Technology, Inc.                                       3,287,500           54
    103,819    * Microsoft Corporation                                           11,030,769          182
     53,800      Motorola, Inc.                                                   7,659,775          126
     38,000      Nokia Corporation (ADR) - Class "A"                              8,255,500          136
    135,000    * Oracle Corporation                                              10,538,437          174
     46,000      Scientific-Atlanta, Inc.                                         2,918,125           48
    138,000    * Solectron Corporation                                            5,528,625           91
     18,000    * SonicWALL, Inc.                                                  1,199,250           20
    179,100    * Symantec Corporation                                            13,454,887          222
     27,000    * Tekelec                                                          1,002,375           17
    132,000    * Tellabs, Inc.                                                    8,313,941          137
    121,400    * Teradyne, Inc.                                                   9,985,150          165
     50,000      Texas Instruments, Inc.                                          8,000,000          132
     60,000    * Verio, Inc.                                                      2,703,750           45
     82,000      W.W. Grainger, Inc.                                              4,448,500           73
    205,000      Xerox Corporation                                                5,330,000           88
--------------------------------------------------------------------------------------------------------
                                                                                220,465,220        3,639
--------------------------------------------------------------------------------------------------------
                 Transportation--.8%
    175,000      Royal Caribbean Cruises, Ltd.                                    4,900,000           81
--------------------------------------------------------------------------------------------------------
                 Utilities--1.7%
    122,400      Enron Corporation                                                9,164,700          151
     50,000      Potomac Electric Power Company                                   1,131,250           19
--------------------------------------------------------------------------------------------------------
                                                                                 10,295,950          170
--------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $407,242,615)                                581,807,450        9,599
--------------------------------------------------------------------------------------------------------
                 CONVERTIBLE PREFERRED STOCKS--.3%
                 Financial
    100,000      Lincoln National Corporation, 7.75%, 8/16/01
                   (cost $2,508,424)                                              2,025,000           34
--------------------------------------------------------------------------------------------------------
                 CONVERTIBLE BONDS--1.3%
                 Capital Goods--.0%
     $  250M     Alkermes, Inc., 3.75%, 2007+                                       211,250            3
--------------------------------------------------------------------------------------------------------
                 Communication Services--.6%
      5,000M     Ibasis, Inc., 5.75%, 2005                                        3,443,750           57
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
  Principal                                                                                   $10,000 of
     Amount      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Consumer Cyclicals--.3%
   $  2,500M     Sportsline.com, Inc., 5%, 2006+                               $  1,868,750      $    31
--------------------------------------------------------------------------------------------------------
                 Healthcare--.4%
      3,000M     Healthsouth Corp., 3.25%, 2003                                   2,358,750           39
--------------------------------------------------------------------------------------------------------
Total Value of Convertible Bonds (cost $10,736,250)                               7,882,500          130
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM CORPORATE NOTES--5.9%
     10,000M     AT&T Corp., 5.99%, 4/7/2000                                      9,989,992          165
     12,000M     Du Pont (E.I.) de Nemours & Co., 6.01%, 4/26/2000               11,949,908          197
      2,000M     Kellogg Co., 5.77%, 4/3/2000                                     1,999,356           33
     12,000M     Prudential Funding Corp., 5.95%, 4/3/2000                       11,996,033          198
--------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $35,935,289)                     35,935,289          593
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $456,422,578)              103.5%              627,650,239       10,356
Excess of Liabilities Over Other Assets                      (3.5)              (21,558,009)        (356)
--------------------------------------------------------------------------------------------------------
Net Assets                                                  100.0%             $606,092,230      $10,000
========================================================================================================

 * Non-income producing
 + See Note 6

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS BLUE CHIP FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--95.4%
                 Basic Materials--1.7%
    128,700      Alcoa, Inc.                                                   $  9,041,175       $  124
    250,700    * Bethlehem Steel Corporation                                      1,504,200           21
     44,700      Praxair, Inc.                                                    1,860,637           25
--------------------------------------------------------------------------------------------------------
                                                                                 12,406,012          170
--------------------------------------------------------------------------------------------------------
                 Capital Goods--6.7%
    162,400      General Electric Company                                        25,202,450          344
     44,600      Honeywell International, Inc.                                    2,349,863           32
    165,200      Ingersoll-Rand Company                                           7,310,100          100
    127,500    * Lear Corporation                                                 3,585,937           49
    124,800      Tyco International, Ltd.                                         6,224,400           85
     70,500      United Technologies Corporation                                  4,454,719           61
--------------------------------------------------------------------------------------------------------
                                                                                 49,127,469          671
--------------------------------------------------------------------------------------------------------
                 Communication Services--5.2%
    187,300      Bell Atlantic Corporation                                       11,448,713          157
     77,600      GTE Corporation                                                  5,509,600           75
    176,800    * MCI WorldCom, Inc.                                               8,011,250          109
    308,500    * NorthPoint Communications Group, Inc.                            7,114,780           97
    123,600    * Qwest Communications International, Inc.                         5,994,600           82
--------------------------------------------------------------------------------------------------------
                                                                                 38,078,943          520
--------------------------------------------------------------------------------------------------------
                 Consumer Cyclicals--7.8%
     38,900    * Catalina Marketing Corporation                                   3,938,625           54
     39,900      Circuit City Stores - Circuit City Group                         2,428,913           33
    281,700    * Costco Wholesale Corporation                                    14,806,856          203
    388,900    * HA-LO Industries, Inc.                                           3,062,587           42
    125,250      Home Depot, Inc.                                                 8,078,625          110
    339,300      Mattel, Inc.                                                     3,541,444           48
    179,000      McGraw-Hill Companies, Inc.                                      8,144,500          111
    233,900      Wal-Mart Stores, Inc.                                           12,981,450          177
--------------------------------------------------------------------------------------------------------
                                                                                 56,983,000          778
--------------------------------------------------------------------------------------------------------
                 Consumer Staples--10.1%
    142,300      Anheuser-Busch Companies, Inc.                                   8,858,175          121
    355,700    * AT&T Corporation - Liberty Media
                   Group - Class "A"                                             21,075,225          288
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Consumer Staples (continued)
    106,900    * Clear Channel Communications, Inc.                            $  7,382,780       $  101
    106,000    * Getty Images, Inc.                                               3,809,375           52
    265,800      PepsiCo, Inc.                                                    9,186,713          125
    132,700      Time Warner, Inc.                                               13,270,000          181
     70,900    * U.S. Home & Garden, Inc.                                           296,894            4
     51,000      Unilever NV-NY Shares (ADR)                                      2,454,375           34
     70,800    * Viacom, Inc. - Class "B"                                         3,734,700           51
     96,000      Walt Disney Company                                              3,972,000           54
--------------------------------------------------------------------------------------------------------
                                                                                 74,040,237        1,011
--------------------------------------------------------------------------------------------------------
                 Energy--4.8%
     33,600      Chevron Corporation                                              3,105,900           42
    355,600      EOG Resources, Inc.                                              7,534,275          103
    156,870      Exxon Mobil Corporation                                         12,206,447          167
    120,000      Halliburton Company                                              4,920,000           67
    147,700      Noble Affiliates, Inc.                                           4,846,405           66
    106,000      USX-Marathon Group                                               2,762,625           38
--------------------------------------------------------------------------------------------------------
                                                                                 35,375,652          483
--------------------------------------------------------------------------------------------------------
                 Financial--10.0%
    123,300      American International Group, Inc.                              13,501,350          184
    296,600      Capital One Financial Corporation                               14,218,263          195
     67,600      Charles Schwab Corporation                                       3,840,525           52
     87,700      Chase Manhattan Corporation                                      7,646,344          104
    225,700      Citigroup, Inc.                                                 13,386,831          183
     51,600      Fannie Mae                                                       2,912,175           40
     88,100      Freddie Mac                                                      3,892,919           53
     99,000      Morgan Stanley Dean Witter & Company                             8,074,688          110
     70,900      Progressive Corporation                                          5,392,831           74
--------------------------------------------------------------------------------------------------------
                                                                                 72,865,926          995
--------------------------------------------------------------------------------------------------------
                 Healthcare--6.5%
     66,000      Abbott Laboratories                                              2,322,375           32
     92,000      Allergan, Inc.                                                   4,600,000           63
     92,000    * Amgen, Inc.                                                      5,646,500           77
     57,700      Becton, Dickinson & Company                                      1,518,230           21
    113,500      Bristol-Myers Squibb Company                                     6,554,625           90
    239,200      Columbia HCA Healthcare Corporation                              6,054,750           83
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Healthcare (continued)
     48,900      Johnson & Johnson                                             $  3,426,056        $  47
    172,100      Medtronic, Inc.                                                  8,852,394          121
    136,900      Merck & Company, Inc.                                            8,504,913          116
--------------------------------------------------------------------------------------------------------
                                                                                 47,479,843          650
--------------------------------------------------------------------------------------------------------
                 Technology--39.5%
     42,500    * Advanced Micro Devices, Inc.                                     2,425,156           33
     17,700    * Alteon Websystems, Inc.                                          1,451,400           20
    141,700    * Altera Corporation                                              12,646,725          173
    116,200    * Applied Materials, Inc.                                         10,951,850          150
     56,000    * Aspeon, Inc.                                                     1,134,000           16
    128,000    * Atmel Corporation                                                6,608,000           90
     86,000      Autodesk, Inc.                                                   3,913,000           54
     82,200    * Cadence Design Systems, Inc.                                     1,705,650           23
    109,800    * Ciber, Inc.                                                      2,250,900           31
    116,800    * CIENA Corporation                                               14,731,400          201
    327,200    * Cisco Systems, Inc.                                             25,296,650          346
    130,900      Compaq Computer Corporation                                      3,485,213           48
     50,400      Cymer, Inc.                                                      2,520,000           34
     88,600    * Dell Computer Corporation                                        4,778,863           65
     65,500    * EMC Corporation                                                  8,187,500          112
     52,900    * Entrust Technologies, Inc.                                       4,500,631           61
     87,800      Ericsson (L.M.) Telephone
                   Company (ADR) - Class "B"                                      8,236,737          113
     70,800    * Gateway, Inc.                                                    3,752,400           51
     91,900    * Go2Net, Inc.                                                     7,403,694          101
    216,900    * Harbinger Corporation                                            6,317,213           86
    137,600      Intel Corporation                                               18,154,600          248
     70,700      International Business Machines Corporation                      8,342,600          114
     35,300    * Intuit, Inc.                                                     1,919,438           26
    235,600    * Jabil Circuit, Inc.                                             10,189,700          139
    248,000    * LSI Logic Corporation                                           18,011,000          246
    136,929    * MarchFirst, Inc.                                                 4,886,654           67
    105,200    * Microsoft Corporation                                           11,177,500          153
     39,300      Motorola, Inc.                                                   5,595,338           76
     10,500      Nokia Corporation (ADR) - Class "A"                              2,281,125           31
    163,000    * Oracle Corporation                                              12,724,187          174
     35,400    * Panja, Inc.                                                        814,200           11
    141,500    * Parametric Technology Corporation                                2,980,344           41
     60,100    * PeopleSoft, Inc.                                                 1,202,000           16
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
     Shares                                                                                     Invested
         or                                                                                     For Each
  Principal                                                                                   $10,000 of
     Amount      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Technology (continued)
    212,200    * Robotic Vision System, Inc.                                   $  3,395,200        $  46
    126,900    * Sun Microsystems, Inc.                                          11,890,923          162
    124,900    * Sungard Data Systems, Inc.                                       4,714,975           64
    336,900    * Symantec Corporation                                            25,309,613          346
    147,600    * Teradyne, Inc.                                                  12,140,100          166
     26,600      W.W. Grainger, Inc.                                              1,443,050           20
--------------------------------------------------------------------------------------------------------
                                                                                289,469,529        3,954
--------------------------------------------------------------------------------------------------------
                 Transportation--.4%
    141,600      Burlington Northern Santa Fe Corporation                         3,132,900           43
--------------------------------------------------------------------------------------------------------
                 Utilities--2.7%
    263,000      Enron Corporation                                               19,692,125          269
--------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $415,361,291)                                698,651,636        9,544
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM CORPORATE NOTES--6.9%
    $ 2,100M     AT&T Corp., 5.95%, 4/4/2000                                      2,098,956           29
      4,600M     BellSouth Corp., 6.03%, 4/26/2000                                4,580,731           63
     14,500M     Ford Motor Credit Co., 5.41%, 4/3/2000                          14,495,641          199
     10,000M     GTE Funding, Inc., 6.05%, 4/25/2000                              9,959,633          136
      4,500M     Heinz, H.J. Co., 5.85%, 4/3/2000                                 4,498,532           61
      2,000M     Kellogg Co., 5.77%, 4/3/2000                                     1,999,356           27
      2,500M     Kellogg Co., 5.83%, 4/6/2000                                     2,497,968           34
      2,000M     New York Times Co., Inc., 5.82%, 4/4/2000                        1,999,026           27
      4,000M     Paccar Financial Corp., 5.95%, 4/18/2000                         3,988,730           54
      2,200M     Texaco, Inc., 6.01%, 4/12/2000                                   2,195,953           30
      2,000M     US West Communications, Inc., 6.05%, 4/4/2000                    1,998,990           27
--------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $50,313,516)                     50,313,516          687
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $465,674,807)              102.3%              748,965,152       10,231
Excess of Liabilities Over Other Assets                      (2.3)              (16,886,096)        (231)
--------------------------------------------------------------------------------------------------------
Net Assets                                                  100.0%             $732,079,056      $10,000
========================================================================================================

* Non-income producing

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS UTILITIES INCOME FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--91.1%
                 Communication Services--41.9%
     49,800      ALLTEL Corporation                                            $  3,140,513       $  142
     80,900    * AT&T Canada, Inc. - Class "B"                                    4,934,900          223
     43,750      AT&T Corporation                                                 2,460,938          111
     79,800      Bell Atlantic Corporation                                        4,877,775          220
     81,700      BellSouth Corporation                                            3,839,900          173
    136,553    * Broadwing, Inc.                                                  5,078,065          229
     38,000      Cable & Wireless PLC (ADR)                                       2,128,000           96
     85,700      CenturyTel, Inc.                                                 3,181,613          144
     30,600    * FLAG Telecom Holdings, Ltd.                                        692,325           31
    113,700    * Global Crossing, Ltd.                                            4,654,594          210
     97,100    * Global TeleSystems Group, Inc.                                   1,990,550           90
     32,400      GTE Corporation                                                  2,300,400          104
    100,400    * ICG Communications, Inc.                                         3,626,950          164
     57,100    * Intermedia Communications, Inc.                                  2,758,644          124
    106,356    * MCI WorldCom, Inc.                                               4,819,255          217
     36,300    * McLeodUSA, Inc. - Class "A"                                      3,078,694          139
     35,420    * Metromedia Fiber Network, Inc.                                   3,424,670          155
      9,100    * MGC Communications, Inc.                                           650,650           29
     62,100    * Primus Telecommunications Group, Inc.                            3,209,794          145
     89,930    * Qwest Communications International, Inc.                         4,361,605          197
     41,310      Royal PTT Nederland NV                                           4,750,650          214
    140,300      SBC Communications, Inc.                                         5,892,600          266
     71,200      Sprint Corporation                                               4,485,600          202
     34,600      Telephone & Data Systems, Inc.                                   3,840,600          173
     53,100      US West, Inc.                                                    3,856,388          174
     45,168    * Viatel, Inc.                                                     2,266,869          102
     43,950    * WinStar Communications, Inc.                                     2,637,000          119
--------------------------------------------------------------------------------------------------------
                                                                                 92,939,542        4,193
--------------------------------------------------------------------------------------------------------
                 Real Estate Investment Trusts--1.1%
     48,400      Health Care Property Investors, Inc.                             1,231,175           56
     74,200      Healthcare Realty Trust, Inc.                                    1,242,850           56
--------------------------------------------------------------------------------------------------------
                                                                                  2,474,025          112
--------------------------------------------------------------------------------------------------------
                 Utilities--48.1%
    178,320      Avista Corporation                                               7,266,540          328
    185,500    * Azuriz Corporation                                               1,391,250           63
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Utilities (continued)
     89,100      Carolina Power & Light Company                                $  2,890,180       $  130
     76,000      Cascade Natural Gas Corporation                                  1,225,500           55
    109,100      CMS Energy Corporation                                           1,977,438           89
     82,200      Coastal Corporation                                              3,781,200          171
    147,900      Conectiv, Inc. - Class "A"                                       2,588,250          117
     77,600      DQE, Inc.                                                        3,530,800          159
     61,600      Duke Energy Corporation                                          3,234,000          146
    126,849      Dynegy, Inc. - Class "A"                                         7,959,775          359
    103,300      Enron Corporation                                                7,734,588          349
    108,800      IPALCO Enterprises, Inc.                                         2,121,600           96
    137,100      Kansas City Power & Light Company                                3,975,900          179
    117,100      MDU Resources Group, Inc.                                        2,429,825          110
     55,200      Midcoast Energy Resources, Inc.                                    934,950           42
     96,200      Montana Power Company                                            6,156,800          278
     39,200      National Fuel Gas Company                                        1,746,850           79
     96,100      New Century Energies, Inc.                                       2,889,006          130
     40,900      New Jersey Resources Corporation                                 1,748,475           79
    207,100    * Niagara Mohawk Holdings, Inc.                                    2,795,850          126
     34,500      NICOR, Inc.                                                      1,136,344           51
     90,600      Northeast Utilities                                              1,947,900           88
     44,223      NSTAR                                                            1,857,365           84
    139,700      OGE Energy Corporation                                           2,680,494          121
     45,000      ONEOK, Inc.                                                      1,125,000           51
     42,600      Peoples Energy Corporation                                       1,168,838           53
    159,100      Potomac Electric Power Company                                   3,599,638          163
      8,400      Providence Energy Corporation                                      318,675           14
    105,200      Questar Corporation                                              1,952,775           88
     72,500      Reliant Energy, Inc.                                             1,699,219           77
     74,145      SCANA Corporation                                                1,821,187           82
     67,844      ScottishPower PLC (ADR)                                          2,149,807           97
    174,560      Sierra Pacific Resources                                         2,182,000           99
     55,500      Texas Utilities Company                                          1,647,655           74
    181,700      UtiliCorp United, Inc.                                           3,281,955          148
     48,500      Washington Gas Light Company                                     1,318,594           60
    138,000      Western Resources, Inc.                                          2,182,125           98
    135,800      Williams Companies, Inc.                                         5,966,713          269
--------------------------------------------------------------------------------------------------------
                                                                                106,415,061        4,802
--------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $139,331,165)                                201,828,628        9,107
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS UTILITIES INCOME FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
     Shares                                                                                     Invested
         or                                                                                     For Each
  Principal                                                                                   $10,000 of
     Amount      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 PREFERRED STOCKS--.2%
                 Financial
     10,000      Pacific Telesis Financing I, 7.56%                            $    220,625      $    10
     10,000      Pacific Telesis Financing II, 8.50%                                243,125           11
--------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $500,000)                                     463,750           21
--------------------------------------------------------------------------------------------------------
                 CORPORATE BONDS--3.4%
                 Communication Services--2.3%
     $  500M     AT&T Corp., 7.50%, 2006                                            496,164           22
        500M     BellSouth Telecommunications, Inc., 6.375%, 2004                   482,536           21
      2,000M     Intermedia Communications, Inc., 9.50%, 2009                     1,855,000           84
      2,000M     McLeodUSA, Inc., 8.125%, 2009                                    1,770,000           80
        500M     United Telephone Company of Florida, 6.25%, 2003                   483,340           22
--------------------------------------------------------------------------------------------------------
                                                                                  5,087,040          229
--------------------------------------------------------------------------------------------------------
                 Utilities--1.1%
        500M     Baltimore Gas & Electric Co., 7.52%, 2000                          500,763           23
        500M     Consolidated Edison, Inc., 6.625%, 2002                            493,955           22
        500M     Idaho Power Co., 6.40%, 2003                                       485,010           22
        500M     Northwestern Public Service Co., 7.10%, 2005                       489,688           22
        500M     Union Electric Co., 6.75%, 2008                                    484,360           22
--------------------------------------------------------------------------------------------------------
                                                                                  2,453,776          111
--------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $7,825,610)                                  7,540,816          340
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM CORPORATE NOTES--5.5%
      1,500M     Boston Gas Co., 6.10%, 4/3/2000                                  1,499,491           68
      1,200M     General Electric Capital Corp., 6.04%, 4/10/2000                 1,198,187           54
      8,800M     Halliburton Co., 6%, 4/4/2000                                    8,795,595          397
        750M     US West Communications, Inc., 6.05%, 4/4/2000                      749,621           34
--------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $12,242,894)                     12,242,894          553
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $159,899,669)             100.2%               222,076,088       10,021
Excess of Liabilities Over Other Assets                      (.2)                  (459,263)         (21)
--------------------------------------------------------------------------------------------------------
Net Assets                                                 100.0%              $221,616,825      $10,000
========================================================================================================

* Non-income producing

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--98.7%
                 Basic Materials--2.3%
     65,000      Georgia Gulf Corporation                                      $  1,690,000       $  148
     14,800      Southdown, Inc.                                                    873,200           77
--------------------------------------------------------------------------------------------------------
                                                                                  2,563,200          225
--------------------------------------------------------------------------------------------------------
                 Capital Goods--6.5%
      2,800      Corning, Inc.                                                      543,200           48
     33,100      Danaher Corporation                                              1,688,100          148
     54,400      Reynolds and Reynolds Company - Class "A"                        1,468,800          129
     17,200    * Sanmina Corporation                                              1,162,075          102
     31,000      Symbol Technologies, Inc.                                        2,551,687          224
--------------------------------------------------------------------------------------------------------
                                                                                  7,413,862          651
--------------------------------------------------------------------------------------------------------
                 Communication Services--7.7%
     30,000    * Broadwing, Inc.                                                  1,115,625           98
     50,000    * ICG Communications, Inc.                                         1,806,250          159
     23,000    * MGC Communications, Inc.                                         1,644,500          144
     63,400    * NorthPoint Communications Group, Inc.                            1,462,163          128
     10,200      Telephone & Data Systems, Inc.                                   1,132,200           99
      8,100    * VoiceStream Wireless Corporation                                 1,043,380           92
     12,200    * Western Wireless Corporation - Class "A"                           558,913           49
--------------------------------------------------------------------------------------------------------
                                                                                  8,763,031          769
--------------------------------------------------------------------------------------------------------
                 Consumer Cyclicals--16.4%
     75,400    * Ames Department Stores, Inc.                                     1,852,013          164
     30,700    * Bed Bath & Beyond, Inc.                                          1,208,813          106
     14,200    * CheckFree Holdings Corporation                                   1,001,100           88
     31,900      Circuit City Stores - Circuit City Group                         1,941,913          170
     21,000    * Costco Wholesale Corporation                                     1,103,813           97
     20,400    * Dollar Tree Stores, Inc.                                         1,063,350           93
     68,900      Fred's, Inc. - Class "A"                                         1,050,725           92
      1,700    * FreeMarkets, Inc.                                                  205,700           18
     77,700    * HA-LO Industries, Inc.                                             611,887           54
     29,700    * Insight Enterprises, Inc.                                        1,082,194           95
     43,900    * Jones Apparel Group, Inc.                                        1,399,313          123
     15,700      Lowe's Companies, Inc.                                             916,487           80
     47,300    * Nordstrom, Inc.                                                  1,395,350          122
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Consumer Cyclicals (continued)
     17,400    * Payless ShoeSource, Inc.                                        $  903,713        $  79
     67,000      Ross Store, Inc.                                                 1,612,187          141
     75,000    * THQ, Inc.                                                        1,340,625          118
--------------------------------------------------------------------------------------------------------
                                                                                 18,689,183        1,640
--------------------------------------------------------------------------------------------------------
                 Consumer Staples--4.3%
     24,900    * AT&T Corp. - Liberty Media Group - Class "A"                     1,475,325          129
     25,700    * Cinar Corporation - Class "B"                                      139,744           12
     25,000    * Getty Images, Inc.                                                 898,437           79
     26,100    * Suiza Foods Corporation                                          1,050,525           92
     50,000    * U.S. Home & Garden, Inc.                                           209,375           19
     28,400    * Whole Foods Market, Inc.                                         1,176,825          103
--------------------------------------------------------------------------------------------------------
                                                                                  4,950,231          434
--------------------------------------------------------------------------------------------------------
                 Energy--5.9%
     21,100    * Cooper Cameron Corporation                                       1,411,063          123
     28,800      Devon Energy Corporation                                         1,398,600          122
    135,600    * Santa Fe Snyder Corporation                                      1,305,150          115
     26,100      Transocean Sedco Forex, Inc.                                     1,339,255          118
     21,000    * Weatherford International, Inc.                                  1,237,687          109
--------------------------------------------------------------------------------------------------------
                                                                                  6,691,755          587
--------------------------------------------------------------------------------------------------------
                 Financial--3.5%
     47,000      ACE, Ltd.                                                        1,075,125           94
     26,900      Capital One Financial Corporation                                1,289,518          113
     49,400    * Golden State Bancorp, Inc.                                         737,913           65
     28,700      Protective Life Corporation                                        911,225           80
--------------------------------------------------------------------------------------------------------
                                                                                  4,013,781          352
--------------------------------------------------------------------------------------------------------
                 Healthcare--11.2%
     15,100    * Albany Molecular Research, Inc.                                    881,463           77
     30,000      Alpharma, Inc.                                                   1,102,500           97
     37,000      Bindley Western Industries, Inc.                                   501,813           44
     28,000      Cardinal Health, Inc.                                            1,284,500          113
     39,600    * Elan Corporation PLC                                             1,881,000          165
      3,600    * Millennium Pharmaceuticals, Inc.                                   467,550           41
     49,600      Mylan Laboratories, Inc.                                         1,364,000          120
     29,500    * Priority Healthcare Corporation                                  1,482,375          130
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Healthcare (continued)
     68,700    * Renal Care Group, Inc.                                        $  1,489,930       $  131
     31,200      Teva Pharmaceutical Industries, Ltd. (ADR)                       1,164,150          102
     28,600    * Watson Pharmaceuticals, Inc.                                     1,135,063          100
--------------------------------------------------------------------------------------------------------
                                                                                 12,754,344        1,120
--------------------------------------------------------------------------------------------------------
                 Technology--40.9%
     19,000    * Advanced Energy Industries, Inc.                                   969,000           85
     30,000    * Advanced Micro Devices, Inc.                                     1,711,875          150
     10,500    * Altera Corporation                                                 937,125           82
     27,100    * ANTEC Corporation                                                1,214,418          107
     24,200    * ASM International NV                                               701,800           62
     27,800    * Asyst Technologies, Inc.                                         1,626,300          143
     13,000      Autodesk, Inc.                                                     591,500           52
      3,200    * CIENA Corporation                                                  403,600           35
     24,000    * Cisco Systems, Inc.                                              1,855,500          163
      1,300    * Commerce One, Inc.                                                 194,025           17
     29,800    * CommScope, Inc.                                                  1,359,625          119
      5,000    * Cree, Inc.                                                         564,375           50
     23,700    * Cypress Semiconductor Corporation                                1,168,705          103
     29,000    * Electroglas, Inc.                                                  993,250           87
      5,000    * EMC Corporation                                                    625,000           55
     28,600    * Entrust Technologies, Inc.                                       2,433,234          214
      6,500    * F5 Networks, Inc.                                                  440,375           39
     27,600    * Flextronics International, Ltd.                                  1,944,075          171
     47,800    * Gartner Group, Inc.                                                752,850           66
     11,400    * Go2Net, Inc.                                                       918,413           81
     45,500    * Harbinger Corporation                                            1,325,187          116
     37,700    * Integrated Device Technology, Inc.                               1,493,863          131
      9,000    * Internap Network Services Corporation                              414,000           36
     19,500    * Intuit, Inc.                                                     1,060,313           93
     25,000    * J.D. Edwards & Company                                             814,063           71
      8,000    * Liberate Technologies, Inc.                                        502,000           44
     14,000    * LSI Logic Corporation                                            1,016,750           89
      7,300    * Mercury Interactive Corporation                                    578,525           51
     35,900    * Metron Technology NV                                               753,900           66
     12,200    * Microchip Technology, Inc.                                         802,150           70
      9,500    * National Semiconductor Corporation                                 575,938           51
     36,000    * Netzee, Inc.                                                       535,500           47
     27,600    * Orckit Communications, Ltd.                                      1,849,200          162
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
     Shares                                                                                     Invested
         or                                                                                     For Each
  Principal                                                                                   $10,000 of
     Amount      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Technology (continued)
     41,600    * Panja, Inc.                                                   $    956,800      $    84
     20,000    * Parametric Technology Corporation                                  421,250           37
     65,700    * PeopleSoft, Inc.                                                 1,314,000          115
     14,900    * PRI Automation, Inc.                                               910,763           80
     84,300    * Robotic Vision System, Inc.                                      1,348,800          117
     48,300    * SAGA SYSTEMS, Inc.                                               1,726,725          152
      8,000      Scientific-Atlanta Inc.                                            507,500           45
      2,100    * Sycamore Networks, Inc.                                            270,900           24
     31,400    * Symantec Corporation                                             2,358,925          207
     62,600    * TeleTech Holdings, Inc.                                          2,159,700          190
     10,200    * Verio, Inc.                                                        459,637           40
     18,000    * Zoran Corporation                                                1,013,625           89
--------------------------------------------------------------------------------------------------------
                                                                                 46,575,059        4,088
--------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $85,038,597)                                 112,414,446        9,866
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM CORPORATE NOTES--3.3%
     $1,800M     GTE Funding, Inc., 6.05%, 4/14/2000                              1,796,064          158
      2,000M     Pitney Bowes Credit Corp., 6.04%, 4/4/2000                       1,998,993          175
--------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $3,795,057)                       3,795,057          333
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $88,833,654)              102.0%               116,209,503       10,199
Excess of Liabilities Over Other Assets                     (2.0)                (2,261,992)        (199)
--------------------------------------------------------------------------------------------------------
Net Assets                                                 100.0%              $113,947,511      $10,000
========================================================================================================

* Non-income producing

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--99.2%
                 Basic Materials--3.3%
     36,700      Astec Industries, Inc.                                          $  974,844        $  33
    102,100      Cabot Corporation                                                3,114,050          107
    295,100    * ChirRex, Inc.                                                    5,680,675          194
--------------------------------------------------------------------------------------------------------
                                                                                  9,769,569          334
--------------------------------------------------------------------------------------------------------
                 Capital Goods--3.5%
    158,800      Applied Power, Inc. - Class "A"                                  4,525,800          156
     11,800      Corning, Inc.                                                    2,289,200           78
     41,000      Symbol Technologies, Inc.                                        3,374,813          115
--------------------------------------------------------------------------------------------------------
                                                                                 10,189,813          349
--------------------------------------------------------------------------------------------------------
                 Communication Services--8.1%
     65,250    * Allegiance Telecom, Inc.                                         5,260,780          180
     44,000    * Commonwealth Telephone Enterprises, Inc.                         2,065,250           71
    223,300    * ICG Communications, Inc.                                         8,066,713          276
    117,000    * US LEC Corporation - Class "A"                                   4,650,750          159
     60,300    * WinStar Communications, Inc.                                     3,618,000          124
--------------------------------------------------------------------------------------------------------
                                                                                 23,661,493          810
--------------------------------------------------------------------------------------------------------
                 Consumer Cyclicals--9.0%
    212,800    * Ames Department Stores, Inc.                                     5,226,900          179
    126,800    * Electronics Boutique Holdings Corporation                        2,425,050           84
     67,200    * Fossil, Inc.                                                     1,575,000           54
    155,100      Fred's, Inc. - Class "A"                                         2,365,275           81
    160,900    * Hibbett Sporting Goods, Inc.                                     3,308,506          113
    113,400    * ITT Educational Services, Inc.                                   1,814,400           62
    140,600    * Sunglass Hut International, Inc.                                 1,098,437           38
    253,600    * THQ, Inc.                                                        4,533,100          155
    106,700    * Tuesday Morning Corporation                                      1,533,813           52
    232,300      Wolverine World Wide, Inc.                                       2,555,300           87
--------------------------------------------------------------------------------------------------------
                                                                                 26,435,781          905
--------------------------------------------------------------------------------------------------------
                 Consumer Staples--9.6%
     68,300    * AT&T Corporation - Liberty Media Group - Class "A"               4,046,775          138
    109,800    * Cinar Corporation - Class "B"                                      597,038           20
     83,000    * Citadel Communications Corporation                               3,501,563          120
    180,300      Earthgrains Company                                              2,681,963           92
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Consumer Staples (continued)
    321,300    * Four Media Company                                            $  4,960,068       $  170
     97,800    * Hain Food Group, Inc.                                            2,768,963           95
    117,800    * Suiza Foods Corporation                                          4,741,450          163
    114,400    * Whole Foods Market, Inc.                                         4,740,450          162
--------------------------------------------------------------------------------------------------------
                                                                                 28,038,270          960
--------------------------------------------------------------------------------------------------------
                 Energy--3.3%
    120,300    * Newfield Exploration Company                                     4,240,575          145
    147,100      Santa Fe International Corporation                               5,442,700          186
--------------------------------------------------------------------------------------------------------
                                                                                  9,683,275          331
--------------------------------------------------------------------------------------------------------
                 Financial--3.5%
     99,700      Chittenden Corporation                                           2,959,844          101
    279,500      HCC Insurance Holdings, Inc.                                     3,703,375          127
    126,700      Westamerica Bancorporation                                       3,515,925          120
--------------------------------------------------------------------------------------------------------
                                                                                 10,179,144          348
--------------------------------------------------------------------------------------------------------
                 Healthcare--22.8%
     96,600    * Bindley Western Industries, Inc.                                 1,310,138           45
     21,600    * Celgene Corporation                                              2,150,550           74
     50,300    * CONMED Corporation                                               1,260,644           43
     17,600      Cytyc Corporation                                                  849,200           29
    112,800      Gliatech, Inc.                                                   1,952,850           67
    128,800      Hooper Holmes, Inc.                                              4,419,450          151
    218,500    * Impath, Inc.                                                     8,029,875          275
     15,800      Invitrogen Corporation                                             917,388           31
     93,800    * IVAX Corporation                                                 2,556,050           86
    131,400    * Jones Pharma, Inc.                                               3,991,275          137
    286,700    * Kensey Nash Corporation                                          4,748,469          163
    124,900    * Medicis Pharmaceutical Corporation - Class "A"                   4,996,000          171
     69,900    * Molecular Devices Corporation                                    5,364,825          184
    162,000    * Province Healthcare Company                                      4,637,250          159
    157,900      Renal Care Group, Inc.                                           3,424,455          117
    199,200    * SangStat Medical Corporation                                     5,515,350          189
    103,200      Teva Pharmaceutical Industries, Ltd. (ADR)                       3,850,650          132
     87,800    * Trigon Healthcare, Inc. - Class "A"                              3,138,850          107
     69,700    * Universal Health Services, Inc.                                  3,415,300          117
--------------------------------------------------------------------------------------------------------
                                                                                 66,528,569        2,277
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
     Shares                                                                                     Invested
         or                                                                                     For Each
  Principal                                                                                   $10,000 of
     Amount      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Technology--36.1%
     51,700    * Alpha Industries, Inc.                                        $  4,911,500      $   168
     37,200      Anaren Microwave, Inc.                                           3,566,550          122
     94,500    * ASM International NV                                             2,740,500           94
     69,200    * Asyst Technologies, Inc.                                         4,048,200          139
     62,900      Bottomline Technologies, Inc.                                    2,291,918           78
     25,200      Celeritek, Inc.                                                  1,593,900           55
    128,400    * CommScope, Inc.                                                  5,858,250          200
     12,000      Cree, Inc.                                                       1,354,500           46
    107,200    * Flextronics International, Ltd.                                  7,550,900          258
    101,400    * Insight Communications Company, Inc.                             2,091,375           72
     22,700    * LSI Logic Corporation                                            1,648,587           56
     20,000      Mercury Interactive Corporation                                  1,585,000           54
    133,900    * N I C E Systems, Ltd. (ADR)                                      9,540,375          326
    111,900    * Orckit Communications, Ltd.                                      7,497,300          257
     87,500      Parametric Technology Corporation                                1,842,969           63
    101,700    * Performance Technologies, Inc.                                   4,417,594          151
     41,900    * PRI Automation, Inc.                                             2,561,138           88
    314,400    * SAGA SYSTEMS, Inc.                                              11,239,800          385
     13,600      SanDisk Corporation                                              1,666,000           57
     22,100      Silicon Storage Technology, Inc.                                 1,632,638           56
     12,600      SmartForce Public, Ltd.                                            578,025           20
     75,600    * Symantec Corporation                                             5,679,450          194
     82,400    * Synopsys, Inc.                                                   4,017,000          137
    203,200      TeleTech Holdings, Inc.                                          7,010,400          240
     14,100      Verio, Inc.                                                        635,380           22
     63,600      W.W. Grainger, Inc.                                              3,450,300          118
     44,400    * Worldgate Communications, Inc.                                   1,334,775           46
     63,600    * Zebra Technologies Corporation - Class "A"                       3,180,000          109
--------------------------------------------------------------------------------------------------------
                                                                                105,524,324        3,611
--------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $204,297,054)                                290,010,238        9,925
--------------------------------------------------------------------------------------------------------
                 SHORT-TERM CORPORATE NOTES--1.8%
     $5,200M     GTE Funding, Inc. 6.05%, 4/14/2000 (cost $5,188,630)             5,188,630          177
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $209,485,684)             101.0%               295,198,868       10,102
Excess of Liabilities Over Other Assets                     (1.0)                (2,990,569)        (102)
--------------------------------------------------------------------------------------------------------
Net Assets                                                 100.0%              $292,208,299      $10,000
========================================================================================================

* Non-income producing

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS FOCUSED EQUITY FUND
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--92.8%
                 Capital Goods--8.3%
     32,800    * General Motors Corporation - Class "H"                        $  4,083,600       $  400
     12,300    * Lexmark International Group, Inc. - Class "A"                    1,300,725          127
     61,700      Tyco International, Ltd.                                         3,077,287          301
--------------------------------------------------------------------------------------------------------
                                                                                  8,461,612          828
--------------------------------------------------------------------------------------------------------
                 Communication Services--14.1%
     43,800    * L-3 Communications Holdings, Inc.                                2,277,600          223
     57,650    * MCI WorldCom, Inc.                                               2,612,265          256
     34,400    * MediaOne Group, Inc.                                             2,786,400          273
     11,400    * Nextel Communications, Inc. - Class "A"                          1,690,050          165
      6,300    * Phone.com, Inc.                                                  1,027,688          101
     29,900    * Sprint Corporation (PCS Group)                                   1,952,844          191
     36,400      Vodafone AirTouch PLC (ADR)                                      2,022,475          198
--------------------------------------------------------------------------------------------------------
                                                                                 14,369,322        1,407
--------------------------------------------------------------------------------------------------------
                 Consumer Cyclicals--.4%
     27,100    * Ziff-Davis, Inc. - ZD                                              423,438           42
--------------------------------------------------------------------------------------------------------
                 Consumer Staples--34.8%
    228,000    * AT&T Corporation - Liberty Media Group - Class "A"              13,509,000        1,323
     68,800    * CBS Corporation                                                  3,895,800          381
     55,800    * Clear Channel Communications, Inc.                               3,853,688          377
    196,900      Coca-Cola Enterprises, Inc.                                      4,245,655          416
     69,800      Comcast Corporation - Spec. Class "A"                            3,027,575          296
     10,900    * Gemstar International Group, Ltd.                                  937,400           92
     79,800    * Infinity Broadcasting Corporation - Class "A"                    2,583,525          253
     35,100      Time Warner, Inc.                                                3,510,000          344
--------------------------------------------------------------------------------------------------------
                                                                                 35,562,643        3,482
--------------------------------------------------------------------------------------------------------
                 Financial--8.3%
     20,600      American Express Company                                         3,068,113          300
     33,400      Citigroup, Inc.                                                  1,981,037          194
      7,800      M & T Bank Corporation                                           3,482,700          341
--------------------------------------------------------------------------------------------------------
                                                                                  8,531,850          835
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
     Shares                                                                                     Invested
         or                                                                                     For Each
  Principal                                                                                   $10,000 of
     Amount      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Healthcare--6.7%
     65,600      Baxter International, Inc.                                    $  4,112,300      $   403
     25,100      Eli Lilly & Company                                              1,581,300          155
     40,600      Mylan Laboratories, Inc.                                         1,116,500          109
--------------------------------------------------------------------------------------------------------
                                                                                  6,810,100          667
--------------------------------------------------------------------------------------------------------
                 Technology--20.2%
     11,200    * America Online, Inc.                                               753,200           74
     26,900      Computer Associates International, Inc.                          1,592,144          156
     10,000      Hewlett-Packard Company                                          1,325,625          130
     15,600      Intel Corporation                                                2,058,225          202
     15,500      International Business Machines Corporation                      1,829,000          179
     20,600      Lucent Technologies, Inc.                                        1,251,450          123
     45,600    * Microsoft Corporation                                            4,845,000          474
     13,300      Motorola, Inc.                                                   1,893,588          185
     20,100    * Oracle Corporation                                               1,569,055          154
     19,300      Texas Instruments, Inc.                                          3,088,000          302
      5,900    * TiVo, Inc.                                                         204,288           20
     12,400    * Ziff-Davis, Inc. - ZDNet                                           263,500           26
--------------------------------------------------------------------------------------------------------
                                                                                 20,673,075        2,025
--------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $81,814,262)                                  94,832,040        9,286
--------------------------------------------------------------------------------------------------------
                 U.S. TREASURY BILLS--5.1%
     $3,500M     5.65%, 6/8/2000                                                  3,463,488          339
      1,250M     5.74%, 6/15/2000                                                 1,235,578          121
        250M     5.74%, 6/22/2000                                                   246,850           24
        250M     5.73%, 6/29/2000                                                   246,562           24
--------------------------------------------------------------------------------------------------------
Total Value of U.S. Treasury Bills (cost $5,191,026)                              5,192,478          508
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $87,005,288)            97.9%                  100,024,518        9,794
Other Assets, Less Liabilities                            2.1                     2,108,345          206
--------------------------------------------------------------------------------------------------------
Net Assets                                              100.0%                 $102,132,863      $10,000
========================================================================================================

* Non-income producing

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 COMMON STOCKS--93.7%
                 United States--33.9%
     15,000    * 3Com Corporation                                                $  834,375        $  20
     78,500      Abbott Laboratories                                              2,762,219           67
     29,400      Alcoa, Inc.                                                      2,065,350           50
     44,600    * America Online, Inc.                                             2,999,350           72
     41,000      American Home Products Corporation                               2,198,625           53
     36,502      American International Group, Inc.                               3,996,969           97
     36,425      AT&T Corporation                                                 2,048,906           50
     30,600    * AT&T Corporation - Liberty Media Group - Class "A"               1,813,050           44
      9,200    * Broadcom Corporation - Class "A"                                 2,234,450           54
     25,900      Caterpillar, Inc.                                                1,021,430           25
     38,000    * CBS Corporation                                                  2,151,750           52
     31,100      Chevron Corporation                                              2,874,806           69
    118,400    * Cisco Systems, Inc.                                              9,153,800          221
     83,362      Citigroup, Inc.                                                  4,944,409          120
     16,700      Corning, Inc.                                                    3,239,800           78
     49,150      CVS Corporation                                                  1,846,197           45
     42,951      Du Pont (E.I.) de Nemours & Company                              2,271,034           55
     43,300      Exxon Mobil Corporation                                          3,369,281           81
     37,700      Gannett Company, Inc.                                            2,653,138           64
     29,600      General Electric Company                                         4,593,550          111
      8,100    * General Motors Corporation - Class "H"                           1,008,450           24
     15,200    * Guidant Corporation                                                893,950           22
     36,650      Hewlett-Packard Company                                          4,858,416          117
     52,800      Home Depot, Inc.                                                 3,405,600           82
     36,600      Honeywell International, Inc.                                    1,928,363           47
     44,880      Intel Corporation                                                5,921,355          143
     31,400      International Business Machines Corporation                      3,705,200           90
     41,000      Johnson & Johnson                                                2,872,563           69
     23,725      Kimberly Clark Corporation                                       1,328,600           32
     27,600      Marsh & McLennan Companies, Inc.                                 3,044,625           74
     73,200      McDonald's Corporation                                           2,749,575           66
    105,568    * MCI WorldCom, Inc.                                               4,783,550          116
     18,500      Merrill Lynch & Company, Inc.                                    1,942,500           47
     60,600    * Microsoft Corporation                                            6,438,750          156
     11,600      Motorola, Inc.                                                   1,651,550           40
     23,800    * Oracle Corporation                                               1,857,888           45
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 United States (continued)
     50,000      Pharmacia & Upjohn, Inc.                                      $  2,962,500        $  72
     21,000      Praxair, Inc.                                                      874,125           21
     30,180      Procter & Gamble Company                                         1,697,625           41
     60,800      SBC Communications, Inc.                                         2,553,600           62
     28,600      Schlumberger, Ltd.                                               2,187,900           53
    142,237      Southwest Airlines Company                                       2,960,308           72
     27,800    * Sprint Corporation                                               1,815,688           44
     47,500      State Street Corporation                                         4,601,563          111
     29,800      Texas Instruments, Inc.                                          4,768,000          115
      5,536      Transocean Sedco Forex, Inc.                                       284,066            7
     54,400      Wal-Mart Stores, Inc.                                            3,019,200           73
     39,500      Warner-Lambert Company                                           3,851,250           93
     18,800      Weyerhaeuser Company                                             1,071,600           26
--------------------------------------------------------------------------------------------------------
                                                                                140,110,849        3,388
--------------------------------------------------------------------------------------------------------
                 Japan--15.2%
     51,000      Canon, Inc.                                                      2,212,743           53
     79,000      Dai Nippon Printing Company, Ltd.                                1,283,225           31
     98,000      Fuji Bank, Ltd.                                                    922,049           22
     87,000      Fujisawa Pharmaceutical Company, Inc.                            3,053,673           74
     50,000      Hoya Corporation                                                 4,728,709          114
    476,000    * Marubeni Corporation                                             1,796,050           43
     23,800      Matsumotokiyoshi Company, Ltd.                                   1,902,793           46
     11,000      Matsushita Communication Industrial Company, Ltd.                2,027,007           49
     11,000      Matsushita Electric Industrial Company, Ltd.                       329,255            8
    154,000      Minebea Company, Ltd.                                            2,049,530           50
    231,000      Mitsubishi Electric Corporation                                  2,180,159           53
     11,000      Murata Manufacturing Company, Ltd.                               2,675,864           65
    154,000      NEC Corporation                                                  4,549,505          110
    277,000      Nikko Securities Company, Ltd.                                   4,196,929          101
        194      Nippon Telegraph & Telephone Corporation                         3,083,118           75
         55      NTT Mobile Communications Network, Inc.                          2,257,593           55
    120,000      Omron Corporation                                                3,416,370           83
     23,800      Promise Company, Ltd.                                            1,835,499           44
    186,000      Ricoh Company, Ltd.                                              3,989,665           96
     57,000      Sharp Corporation                                                1,219,861           29
      1,600      Softbank Corporation                                             1,427,388           34
     18,900      Sony Corporation                                                 2,671,964           65
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Japan (continued)
     58,000      Takeda Chemical Industries, Ltd.                              $  4,128,114       $  100
     10,000      Tokyo Electron, Ltd.                                             1,511,237           37
     26,300      Uni-Charm Corporation                                            1,730,854           42
     34,000      Yamanouchi Pharmaceutical Company, Ltd.                          1,863,014           45
--------------------------------------------------------------------------------------------------------
                                                                                 63,042,168        1,524
--------------------------------------------------------------------------------------------------------
                 United Kingdom--8.0%
     73,400      3i Group PLC                                                     1,543,312           37
    195,000      Abbey National PLC                                               2,566,439           62
     18,300      Anglo American PLC                                                 850,420           21
     47,500      Astrazeneca PLC                                                  1,923,972           47
    494,782      BP Amoco PLC                                                     4,526,783          109
    420,400      British Airways PLC                                              2,209,838           53
    354,700      Cadbury Schweppes PLC                                            2,383,655           58
     38,400    * Colt Telecom Group PLC                                           1,828,597           44
    557,000      Invensys PLC                                                     2,474,701           60
    105,500      Prudential Corporation PLC                                       1,592,999           39
      5,469      Psion PLC                                                          363,122            9
    126,325      Royal Bank of Scotland Group PLC                                 1,860,088           45
    642,900      Smith & Nephew PLC                                               1,853,805           45
     89,216      Standard Chartered PLC                                           1,216,178           29
  1,078,521      Vodafone Airtouch PLC                                            5,996,168          145
--------------------------------------------------------------------------------------------------------
                                                                                 33,190,077          803
--------------------------------------------------------------------------------------------------------
                 France--7.8%
     16,100      Air Liquid SA                                                    2,235,424           54
     71,700      Aventis SA                                                       3,924,477           95
     25,090      AXA-Uap                                                          3,555,676           86
     44,080      Banque Nationale de Paris                                        3,479,863           84
      4,400      Canal Plus                                                         968,383           23
     28,400      France Telecom SA                                                4,891,673          118
      4,600      L'Oreal SA                                                       2,971,175           72
     39,200    * Michelin (CGDE) - Class "B"                                      1,258,102           30
     50,644    * Total Fina SA - Class "B"                                        7,584,185          183
     12,300      Vivendi SA                                                       1,418,269           34
--------------------------------------------------------------------------------------------------------
                                                                                 32,287,227          779
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Netherlands--3.9%
     17,200      Aegon NV                                                      $  1,374,300        $  33
     67,500      Fortis (NL) NV                                                   1,727,803           42
     23,269      ING Groep NV                                                     1,260,262           30
     27,340    * Koninklijke Philips Electronics NV                               4,593,985          111
      9,000    * KPNQwest NV                                                        488,250           12
     46,300      Royal Dutch Petroleum Company                                    2,703,015           65
     14,800      Royal Dutch Petroleum Company - NY Shares (ADR)                    851,925           21
     32,000    * United Pan-Europe Communications NV - Class "A"                  1,495,214           36
     30,300    * United Pan-Europe Communications NV -
                   Class "A" (ADR)                                                1,501,744           36
--------------------------------------------------------------------------------------------------------
                                                                                 15,996,498          386
--------------------------------------------------------------------------------------------------------
                 Spain--3.5%
     53,400      Banco Popular Espanol SA                                         1,635,151           40
    284,700      Banco Santander Central Hispano SA                               3,059,383           74
    113,200      Endesa SA                                                        2,596,456           63
    105,900      Endesa SA (ADR)                                                  2,482,031           60
     59,000    * Telefonica SA                                                    1,490,467           36
     44,654    * Telefonica SA (ADR)                                              3,332,305           81
--------------------------------------------------------------------------------------------------------
                                                                                 14,595,793          354
--------------------------------------------------------------------------------------------------------
                 Italy--3.3%
    265,600    * ENI SpA                                                          1,329,218           32
    153,495    * Mediaset SpA                                                     3,049,215           74
    142,800    * San Paolo - IMI SpA                                              1,955,395           47
    390,700    * Telecom Italia Mobile SpA                                        4,792,896          116
    170,122      Telecom Italia SpA                                               2,539,520           61
--------------------------------------------------------------------------------------------------------
                                                                                 13,666,244          330
--------------------------------------------------------------------------------------------------------
                 Germany--3.1%
     57,300      BASF AG                                                          2,719,586           66
      5,606    * Infineon Technologies AG                                           306,038            7
     29,301      Linde AG                                                         1,253,304           30
      7,700      Muenchener Rueckver AG                                           2,475,692           60
     42,180      Siemens AG                                                       6,074,487          147
--------------------------------------------------------------------------------------------------------
                                                                                 12,829,107          310
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Sweden--2.2%
    278,120      Skandinaviska Enskilda Banken - Class "A"                     $  2,993,653        $  72
     70,430    * Telefonaktiebolaget L.M. Ericsson - Class "B"                    6,187,080          150
--------------------------------------------------------------------------------------------------------
                                                                                  9,180,733          222
--------------------------------------------------------------------------------------------------------
                 Finland--2.2%
     38,500      Nokia OYJ - Class "A"                                            8,141,784          197
     29,000      Upm-Kymmene Corporation                                            818,628           20
--------------------------------------------------------------------------------------------------------
                                                                                  8,960,412          217
--------------------------------------------------------------------------------------------------------
                 Hong Kong--2.0%
    355,000      Cheung Kong Holdings, Ltd.                                       5,311,435          128
    364,800    * China Telecom (Hong Kong), Ltd.                                  3,197,534           77
--------------------------------------------------------------------------------------------------------
                                                                                  8,508,969          205
--------------------------------------------------------------------------------------------------------
                 Canada--1.6%
     77,200      Alcan Aluminum, Ltd.                                             2,610,910           63
     30,800      Nortel Networks Corporation                                      3,886,110           94
--------------------------------------------------------------------------------------------------------
                                                                                  6,497,020          157
--------------------------------------------------------------------------------------------------------
                 Switzerland--1.4%
      1,110      Holderbank Financiere Glarus AG                                  1,321,826           32
      2,496      Nestle AG                                                        4,473,495          108
--------------------------------------------------------------------------------------------------------
                                                                                  5,795,321          140
--------------------------------------------------------------------------------------------------------
                 Mexico--1.2%
    327,500    * Grupo Financiero Banamex Accival SA de CV                        1,517,347           37
     16,700      Telefonos de Mexico SA (ADR)                                     1,118,900           27
    930,500    * Wal-Mart de Mexico SA de CV                                      2,325,999           56
--------------------------------------------------------------------------------------------------------
                                                                                  4,962,246          120
--------------------------------------------------------------------------------------------------------
                 Bermuda--.8%
     25,200    * Global Crossing, Ltd.                                            1,031,625           25
     49,850      Tyco International, Ltd.                                         2,486,269           60
--------------------------------------------------------------------------------------------------------
                                                                                  3,517,894           85
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
                                                                                                Invested
                                                                                                For Each
                                                                                              $10,000 of
     Shares      Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 Australia--.7%
     38,000      News Corporation, Ltd. (ADR)                                  $  2,137,500        $  52
     84,614      Publishing & Broadcasting, Ltd.                                    718,535           17
--------------------------------------------------------------------------------------------------------
                                                                                  2,856,035           69
--------------------------------------------------------------------------------------------------------
                 South Korea--.7%
      8,510      Samsung Electronics                                              2,579,371           62
      3,200      Samsung Electronics (GDR)+                                         246,098            6
--------------------------------------------------------------------------------------------------------
                                                                                  2,825,469           68
--------------------------------------------------------------------------------------------------------
                 India--.5%
     33,300    * ICICI, Ltd. (ADR)                                                  757,575           18
     12,100      Larsen & Toubro, Ltd. (GDR)                                        175,450            4
     41,700      Videsh Sanchar Nigam, Ltd. (GDR)+                                1,053,968           25
--------------------------------------------------------------------------------------------------------
                                                                                  1,986,993           47
--------------------------------------------------------------------------------------------------------
                 Ireland--.4%
    173,450      Allied Irish Banks PLC                                           1,679,660           41
--------------------------------------------------------------------------------------------------------
                 Singapore--.4%
    145,950      Overseas Chinese Banking Corporation, Ltd.                         904,455           22
    156,454      Overseas Union Bank, Ltd.                                          704,295           17
--------------------------------------------------------------------------------------------------------
                                                                                  1,608,750           39
--------------------------------------------------------------------------------------------------------
                 Thailand--.3%
     23,550    * Siam Cement Public Company, Ltd.                                   573,023           14
    714,800    * Thai Farmers Bank Public Company, Ltd.                             789,285           19
--------------------------------------------------------------------------------------------------------
                                                                                  1,362,308           33
--------------------------------------------------------------------------------------------------------
                 Greece--.3%
     17,700      National Bank of Greece SA                                       1,241,697           29
--------------------------------------------------------------------------------------------------------
                 Brazil--.3%
     43,100      Embratel Participacoes SA (ADR)                                  1,104,438           27
--------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $261,001,415)                                387,805,908        9,373
--------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2000
--------------------------------------------------------------------------------------------------------
                                                                                                  Amount
     Shares,                                                                                     Invested
Warrants, or                                                                                     For Each
   Principal                                                                                   $10,000 of
      Amount     Security                                                             Value   Net Assets
--------------------------------------------------------------------------------------------------------
                 PREFERRED STOCKS--1.1%
                 Brazil--.6%
     16,800      Telecomunicacoes Brasileiras SA (ADR)                         $  2,514,750      $    61
     23,000    * Vale Do Rio Doce - Class "B"                                            --           --
--------------------------------------------------------------------------------------------------------
                                                                                  2,514,750           61
--------------------------------------------------------------------------------------------------------
                 Germany--.5%
      2,900      SAP AG                                                           2,088,195           50
--------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $3,622,690)                                 4,602,945          111
--------------------------------------------------------------------------------------------------------
                 WARRANTS--.0%
      5,800    * Siam Commercial Bank (expiring 12/31/02) (cost $0)                   1,411           --
--------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT--6.9%
    $28,448M     Lehman Brothers, 6.1%, 4/3/00 (collateralized by
                   $55,890M and $60,000M U.S. Treasury Strips,
                   due 5/15/20 and 11/15/26, respectively, and
                   valued at $16,739,055 and $12,870,000,
                   respectively) (cost $28,448,000)                              28,448,000          688
--------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $293,072,105)                101.7%            420,858,264       10,172
Excess of Liabilities Over Other Assets                        (1.7)             (7,101,738)        (172)
--------------------------------------------------------------------------------------------------------
Net Assets                                                  100.0%             $413,756,526      $10,000
========================================================================================================

* Non-income producing
+ See Note 6

See notes to financial statements





Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2000

Sector diversification of the portfolio was as follows:

------------------------------------------------------------------------
                                       Percentage
Sector                              of Net Assets                 Value
------------------------------------------------------------------------
Telephone                                     9.3%        $  38,656,561
Banks                                         8.9            36,829,894
Communication Equipment                       8.5            35,121,505
Media                                         8.2            34,038,087
Electronics                                   8.1            33,309,554
Drugs                                         6.5            26,778,187
Energy Sources                                6.2            25,711,180
Insurance                                     4.6            19,028,325
Electrical Equipment                          4.0            16,559,109
Retail                                        3.0            12,499,790
Software Services                             3.0            12,481,380
Computers & Office Equipment                  2.9            11,996,220
Medical Products                              2.5            10,238,683
Financial Services                            2.3             9,518,241
Chemicals                                     2.0             8,100,169
Travel & Leisure                              1.9             7,919,720
Household Products                            1.9             7,728,253
Metals & Minerals                             1.8             7,421,530
Business Services                             1.8             7,282,938
Entertainment Products                        1.7             6,990,884
Food/Beverage/Tobacco                         1.6             6,857,150
Electric Utilities                            1.2             5,078,488
Machinery & Manufacturing                     1.1             4,761,004
Aerospace/Defense                              .7             2,936,813
Paper & Forest Products                        .5             1,890,228
Pipeline                                       .3             1,418,269
Automotive                                     .3             1,258,102
Repurchase Agreement                          6.9            28,448,000
-----------------------------------------------------------------------
Total Value of Investments                  101.7           420,858,264
Excess of Liabilities Over Other Assets      (1.7)           (7,101,738)
-----------------------------------------------------------------------
Net Assets                                  100.0          $413,756,526
=======================================================================

See notes to financial statements





Statement of Assets and Liabilities
FIRST INVESTORS
March 31, 2000

-------------------------------------------------------------------------------------------------------------
                                                           TOTAL       GROWTH &                     UTILITIES
                                                          RETURN         INCOME      BLUE CHIP         INCOME
-------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:

At identified cost                                  $105,266,025   $456,422,578   $465,674,807   $159,899,669
                                                   =============  =============  =============  =============
At value (Note 1A)                                  $129,663,862   $627,650,239   $748,965,152   $222,076,088
Cash                                                     310,433      1,062,653        261,773        628,293
Receivables:
Dividends and interest                                   593,400        614,901        220,343        452,888
Shares sold                                              209,236      1,182,867      1,441,910        442,755
Investment securities sold                             5,210,778      3,431,561      2,211,577        503,231
Forward currency contracts (Note 4)                           --             --             --             --
Other assets                                                  --             --             --             --
                                                   -------------  -------------  -------------  -------------
Total Assets                                         135,987,709    633,942,221    753,100,755    224,103,255
                                                   -------------  -------------  -------------  -------------
Liabilities
Payables:
Investment securities purchased                        6,002,813     26,540,779     19,805,236      2,060,999
Shares redeemed                                          152,938        856,759        644,716        202,207
Accrued advisory fees                                     80,694        369,835        450,806        136,305
Accrued expenses                                          48,161         82,618        120,941         86,919
                                                   -------------  -------------  -------------  -------------
Total Liabilities                                      6,284,606     27,849,991     21,021,699      2,486,430
                                                   -------------  -------------  -------------  -------------
Net Assets                                          $129,703,103   $606,092,230   $732,079,056   $221,616,825
                                                   =============  =============  =============  =============
Net Assets Consist of:
Capital paid in                                     $ 98,716,681   $388,228,777   $414,300,696   $148,038,312
Undistributed net investment income
  (deficit)                                              778,363        (93,980)    (1,374,340)       952,636
Accumulated net realized gain (loss) on
  investments                                          5,810,222     46,729,772     35,862,355     10,449,458
Net unrealized appreciation in value of
  investments                                         24,397,837    171,227,661    283,290,345     62,176,419
                                                   -------------  -------------  -------------  -------------
Total                                               $129,703,103   $606,092,230   $732,079,056   $221,616,825
                                                   =============  =============  =============  =============
Net Assets:
Class A                                             $116,110,999   $499,866,215   $631,820,222   $192,256,192
Class B                                             $ 13,592,104   $106,226,015   $100,258,834   $ 29,360,633

Shares outstanding (Note 5):
Class A                                                7,028,445     28,765,180     19,108,443     20,283,687
Class B                                                  833,533      6,256,264      3,109,038      3,143,201
Net asset value and redemption price per
  share - Class A                                         $16.52         $17.38         $33.06         $ 9.48
                                                   =============  =============  =============  =============
Maximum offering price per share - Class A
(Net asset value/.9375)*                                  $17.62         $18.54         $35.26         $10.11
                                                   =============  =============  =============  =============
Net asset value and offering price per share -
Class B (Note 5)                                          $16.31         $16.98         $32.25         $ 9.34
                                                   =============  =============  =============  =============

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements





Statement of Assets and Liabilities (continued)
FIRST INVESTORS
March 31, 2000

-------------------------------------------------------------------------------------------------------------
                                                         MID-CAP        SPECIAL        FOCUSED
                                                     OPPORTUNITY     SITUATIONS         EQUITY         GLOBAL
-------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:

At identified cost                                  $ 88,833,654   $209,485,684   $ 87,005,288   $293,072,105
                                                   =============  =============  =============  =============
At value (Note 1A)                                  $116,209,503   $295,198,868   $100,024,518   $420,858,264
Cash                                                     754,721        282,622        221,298         63,751
Receivables:
Dividends and interest                                    21,982         30,161         13,138        883,933
Shares sold                                            1,172,428        678,599        419,403        538,811
Investment securities sold                             2,653,719      3,626,516      3,592,030      8,780,022
Forward currency contracts (Note 4)                           --             --             --        146,088
Other assets                                                  --             --             --         20,335
                                                   -------------  -------------  -------------  -------------
Total Assets                                         120,812,353    299,816,766    104,270,387    431,291,204
                                                   -------------  -------------  -------------  -------------
Liabilities
Payables:
Investment securities purchased                        6,684,932      6,950,468      1,696,716     16,733,112
Shares redeemed                                           55,093        374,620        213,690        357,301
Accrued advisory fees                                     69,733        188,375         63,365        342,797
Accrued expenses                                          55,084         95,004        163,753        101,468
                                                   -------------  -------------  -------------  -------------
Total Liabilities                                      6,864,842      7,608,467      2,137,524     17,534,678
                                                   -------------  -------------  -------------  -------------
Net Assets                                          $113,947,511   $292,208,299   $102,132,863   $413,756,526
                                                   =============  =============  =============  =============
Net Assets Consist of:
Capital paid in                                     $ 79,884,871   $170,530,161   $ 92,491,235   $264,907,582
Undistributed net investment income
  (deficit)                                             (341,409)    (1,120,507)      (425,891)    (1,165,952)
Accumulated net realized gain (loss) on
  investments                                          7,028,200     37,085,461     (2,951,711)    22,221,578
Net unrealized appreciation in value of
  investments                                         27,375,849     85,713,184     13,019,230    127,793,318
                                                   -------------  -------------  -------------  -------------
Total                                               $113,947,511   $292,208,299   $102,132,863   $413,756,526
                                                   =============  =============  =============  =============
Net Assets:
Class A                                             $ 96,570,460   $262,443,052   $ 82,569,401   $388,563,317
Class B                                             $ 17,377,051   $ 29,765,247   $ 19,563,462   $ 25,193,209

Shares outstanding (Note 5):
Class A                                                3,630,042      8,424,253      6,980,180     43,240,970
Class B                                                  679,493        994,672      1,665,899      2,906,091
Net asset value and redemption price per
  share - Class A                                         $26.60         $31.15         $11.83          $8.99
                                                   =============  =============  =============  =============
Maximum offering price per share - Class A
(Net asset value/.9375)*                                  $28.37         $33.23         $12.62          $9.59
                                                   =============  =============  =============  =============
Net asset value and offering price per share -
Class B (Note 5)                                          $25.57         $29.92         $11.74          $8.67
                                                   =============  =============  =============  =============

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements





Statement of Operations
FIRST INVESTORS
Six Months Ended March 31, 2000

-------------------------------------------------------------------------------------------------------------
                                                           TOTAL       GROWTH &                     UTILITIES
                                                          RETURN         INCOME      BLUE CHIP         INCOME
-------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                             $  313,875   $  2,326,585   $  2,016,993   $  2,257,467
Interest                                               1,558,158      1,288,658        966,280        538,709
                                                   -------------  -------------  -------------  -------------
Total Income                                           1,872,033      3,615,243      2,983,273      2,796,176
                                                   -------------  -------------  -------------  -------------
Expenses (Notes 1 and 3):
Advisory fees                                            577,741      1,974,629      2,612,816        714,144
Distribution plan expenses - Class A                     155,837        658,701        824,817        248,590
Distribution plan expenses - Class B                      57,503        460,088        421,829        122,076
Shareholder servicing costs                              142,081        547,802        613,556        203,435
Professional fees                                         10,530         14,561         44,323         19,685
Custodian fees and expenses                                9,078         29,130         31,813         11,865
Reports and notices to shareholders                        9,842         15,154         28,377         13,837
Other expenses                                            12,705         16,426         34,055         18,750
                                                   -------------  -------------  -------------  -------------
Total expenses                                           975,317      3,716,491      4,611,586      1,352,382
Less: Expenses waived or assumed                        (144,435)            --       (250,685)            --
Custodian fees paid indirectly                            (9,078)       (20,091)        (3,288)       (11,865)
                                                   -------------  -------------  -------------  -------------
Net expenses                                             821,804      3,696,400      4,357,613      1,340,517
                                                   -------------  -------------  -------------  -------------
Net investment income (loss)                           1,050,229        (81,157)    (1,374,340)     1,455,659
                                                   -------------  -------------  -------------  -------------
Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency Transactions
  (Note 2):
Net realized gain (loss) on investments and
  foreign currency transactions                        6,282,064     51,613,827     35,872,941     11,054,764
Net unrealized appreciation of investments
  and foreign currency transactions                   13,104,692     73,638,958    126,081,582     35,760,859
                                                   -------------  -------------  -------------  -------------
Net gain on investments and foreign
  currency transactions                               19,386,756    125,252,785    161,954,523     46,815,623
                                                   -------------  -------------  -------------  -------------
Net Increase in Net Assets Resulting from
  Operations                                         $20,436,985   $125,171,628   $160,580,183    $48,271,282
                                                   =============  =============  =============  =============

+ Net of $128,921 foreign taxes withheld.

See notes to financial statements





Statement of Operations (continued)
FIRST INVESTORS
Six Months Ended March 31, 2000

-------------------------------------------------------------------------------------------------------------
                                                         MID-CAP        SPECIAL        FOCUSED
                                                     OPPORTUNITY     SITUATIONS         EQUITY         GLOBAL
-------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                             $  115,559     $  217,219     $  144,918  $  1,744,810+
Interest                                                 164,670        529,544        272,180        292,591
                                                   -------------  -------------  -------------  -------------
Total Income                                             280,229        746,763        417,098      2,037,401
                                                   -------------  -------------  -------------  -------------
Expenses (Notes 1 and 3):
Advisory fees                                            407,943      1,189,980        335,458      1,871,932
Distribution plan expenses - Class A                     104,698        338,344        107,884        534,639
Distribution plan expenses - Class B                      57,239        122,633         86,980        107,026
Shareholder servicing costs                              132,299        400,018        180,898        455,773
Professional fees                                         10,851         14,621          6,000         43,996
Custodian fees and expenses                                9,235         26,622         12,122        148,050
Reports and notices to shareholders                        5,158         20,580         10,639         17,085
Other expenses                                             5,644         14,852        106,477         24,852
                                                   -------------  -------------  -------------  -------------
Total expenses                                           733,067      2,127,650        846,458      3,203,353
Less: Expenses waived or assumed                        (102,194)      (250,685)            --             --
Custodian fees paid indirectly                            (9,235)        (9,695)        (3,469)            --
                                                   -------------  -------------  -------------  -------------
Net expenses                                             621,638      1,867,270        842,989      3,203,353
                                                   -------------  -------------  -------------  -------------
Net investment income (loss)                            (341,409)    (1,120,507)      (425,891)    (1,165,952)
                                                   -------------  -------------  -------------  -------------
Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency Transactions
  (Note 2):
Net realized gain (loss) on investments and
  foreign currency transactions                        8,958,439     37,122,650     (2,958,304)    24,801,926
Net unrealized appreciation of investments
  and foreign currency transactions                   18,077,357     45,799,023     10,539,725     55,550,188
                                                   -------------  -------------  -------------  -------------
Net gain on investments and foreign
  currency transactions                               27,035,796     82,921,673      7,581,421     80,352,114
                                                   -------------  -------------  -------------  -------------
Net Increase in Net Assets Resulting from
  Operations                                         $26,694,387    $81,801,166    $ 7,155,530    $79,186,162
                                                   =============  =============  =============  =============

+ Net of $128,921 foreign taxes withheld.

See notes to financial statements





Statement of Changes in Net Assets
FIRST INVESTORS

-------------------------------------------------------------------------------------------------------------
                                                          TOTAL RETURN                  GROWTH & INCOME
                                                   ----------------------------  ----------------------------
                                                      10/1/99 to     10/1/98 to     10/1/99 to     10/1/98 to
                                                         3/31/00        9/30/99        3/31/00        9/30/99
-------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                        $  1,050,229   $  1,899,010    $  (81,157)     $  740,343
Net realized gain on investments                       6,282,064      2,423,160     51,613,827     42,168,688
Net unrealized appreciation of investments            13,104,692      4,417,389     73,638,958     28,436,909
                                                   -------------  -------------  -------------  -------------
Net increase in net assets resulting from
  operations                                          20,436,985      8,739,559    125,171,628     71,345,940
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income - Class A                         (890,133)    (1,713,302)      (224,009)      (992,115)
Net investment income - Class B                          (63,602)       (89,161)            --        (40,249)
Net realized gains - Class A                          (2,610,266)    (6,072,779)   (38,908,483)       (42,283)
Net realized gains - Class B                            (279,235)      (367,813)    (8,142,287)        (7,315)
                                                   -------------  -------------  -------------  -------------
Total distributions                                   (3,843,236)    (8,243,055)   (47,274,779)    (1,081,962)
                                                   -------------  -------------  -------------  -------------
Share Transactions *
Class A:
Proceeds from shares sold                             12,901,280     22,168,315     48,337,546    102,341,947
Value of shares issued for acquisition**                      --             --             --             --
Reinvestment of distributions                          3,477,524      7,731,158     38,682,692      1,048,356
Cost of shares redeemed                               (7,283,947)   (11,023,441)   (29,710,109)   (43,412,409)
                                                   -------------  -------------  -------------  -------------
                                                       9,094,857     18,876,032     57,310,129     59,977,894
                                                   -------------  -------------  -------------  -------------
Class B:
Proceeds from shares sold                              2,737,008      5,749,808     13,846,926     30,709,718
Reinvestment of distributions                            341,644        453,589      8,111,584         15,077
Cost of shares redeemed                                 (621,433)      (778,629)    (6,081,697)    (6,576,464)
                                                   -------------  -------------  -------------  -------------
                                                       2,457,219      5,424,768     15,876,813     24,148,331
                                                   -------------  -------------  -------------  -------------
Net increase from share transactions                  11,552,076     24,300,800     73,186,942     84,126,225
                                                   -------------  -------------  -------------  -------------
Net increase in net assets                            28,145,825     24,797,304    151,083,791    154,390,203

Net Assets
Beginning of period                                  101,557,278     76,759,974    455,008,439    300,618,236
                                                   -------------  -------------  -------------  -------------
End of period+                                      $129,703,103   $101,557,278   $606,092,230   $455,008,439
                                                   =============  =============  =============  =============

+ Includes undistributed net investment
  income (deficit) of                               $    778,363   $    681,869   $    (93,980)  $    211,186
                                                   =============  =============  =============  =============

*Shares Issued and Redeemed
Class A:
Sold                                                     841,547      1,525,660      3,049,132      6,803,906
Issued for acquisition**                                      --             --             --             --
Issued for distributions reinvested                      239,982        562,168      2,696,717         74,965
Redeemed                                                (473,745)      (758,163)    (1,870,503)    (2,913,486)
                                                   -------------  -------------  -------------  -------------
Net increase in Class A shares outstanding               607,784      1,329,665      3,875,346      3,965,385
                                                   =============  =============  =============  =============
Class B:
Sold                                                     181,127        399,606        895,111      2,074,035
Issued for distributions reinvested                       23,910         33,363        577,337          1,096
Redeemed                                                 (41,329)       (54,229)      (390,552)      (446,609)
                                                   -------------  -------------  -------------  -------------
Net increase in Class B shares outstanding               163,708        378,740      1,081,896      1,628,522
                                                   =============  =============  =============  =============

** See Note 7

See notes to financial statements





Statement of Changes in Net Assets (continued)
FIRST INVESTORS

-------------------------------------------------------------------------------------------------------------
                                                             BLUE CHIP                 UTILITIES INCOME
                                                   ----------------------------  ----------------------------
                                                      10/1/99 to     10/1/98 to     10/1/99 to     10/1/98 to
                                                         3/31/00        9/30/99        3/31/00        9/30/99
-------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                       $  (1,374,340)  $   (365,687)  $  1,455,659   $  2,526,575
Net realized gain on investments                      35,872,941     33,613,424     11,054,764     12,567,447
Net unrealized appreciation of investments           126,081,582     69,988,521     35,760,859      1,441,561
                                                   -------------  -------------  -------------  -------------
Net increase in net assets resulting from
  operations                                         160,580,183    103,236,258     48,271,282     16,535,583
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income - Class A                               --       (317,918)    (1,178,066)    (2,228,985)
Net investment income - Class B                               --             --        (95,138)      (175,820)
Net realized gains - Class A                         (28,734,713)   (12,371,853)   (10,974,670)    (6,073,957)
Net realized gains - Class B                          (4,387,011)    (1,609,894)    (1,596,987)      (729,449)
                                                   -------------  -------------  -------------  -------------
Total distributions                                  (33,121,724)   (14,299,665)   (13,844,861)    (9,208,211)
                                                   -------------  -------------  -------------  -------------
Share Transactions*
Class A:
Proceeds from shares sold                             50,572,410     72,173,097     16,924,477     26,292,960
Value of shares issued for acquisition**               5,461,057             --             --             --
Reinvestment of distributions                         28,306,844     12,531,573     11,884,252      8,079,229
Cost of shares redeemed                              (34,764,895)   (60,742,794)   (11,539,583)   (18,524,492)
                                                   -------------  -------------  -------------  -------------
                                                      49,575,416     23,961,876     17,269,146     15,847,697
                                                   -------------  -------------  -------------  -------------
Class B:
Proceeds from shares sold                             14,235,560     18,332,130      3,916,470      7,033,105
Reinvestment of distributions                          4,357,087      1,601,695      1,681,220        899,497
Cost of shares redeemed                               (4,706,416)    (6,583,849)    (1,372,034)    (2,232,696)
                                                   -------------  -------------  -------------  -------------
                                                      13,886,231     13,349,976      4,225,656      5,699,906
                                                   -------------  -------------  -------------  -------------
Net increase from share transactions                  63,461,647     37,311,852     21,494,802     21,547,603
                                                   -------------  -------------  -------------  -------------
Net increase in net assets                           190,920,106    126,248,445     55,921,223     28,874,975

Net Assets
Beginning of period                                  541,158,950    414,910,505    165,695,602    136,820,627
                                                   -------------  -------------  -------------  -------------
End of period+                                      $732,079,056   $541,158,950   $221,616,825   $165,695,602
                                                   =============  =============  =============  =============

+ Includes undistributed net investment
  income (deficit) of                               $ (1,374,340)  $         --   $    952,636   $    770,181
                                                   =============  =============  =============  =============

*Shares Issued and Redeemed
Class A:
Sold                                                   1,686,965      2,714,307      1,998,552      3,318,123
Issued for acquisition**                                 175,328             --             --             --
Issued for distributions reinvested                    1,046,077        536,723      1,509,126      1,076,259
Redeemed                                              (1,161,881)    (2,292,893)    (1,369,527)    (2,340,185)
                                                   -------------  -------------  -------------  -------------
Net increase in Class A shares outstanding             1,746,489        958,137      2,138,151      2,054,197
                                                   =============  =============  =============  =============
Class B:
Sold                                                     485,175        701,312        466,796        899,686
Issued for distributions reinvested                      164,605         69,604        216,508        121,706
Redeemed                                                (160,591)      (252,535)      (164,668)      (284,771)
                                                   -------------  -------------  -------------  -------------
Net increase in Class B shares outstanding               489,189        518,381        518,636        736,621
                                                   =============  =============  =============  =============

** See Note 7

See notes to financial statements





Statement of Changes in Net Assets (continued)
FIRST INVESTORS

-------------------------------------------------------------------------------------------------------------
                                                       MID-CAP OPPORTUNITY             SPECIAL SITUATIONS
                                                   ----------------------------  ----------------------------
                                                      10/1/99 to     10/1/98 to     10/1/99 to     10/1/98 to
                                                         3/31/00        9/30/99        3/31/00        9/30/99
-------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment loss                                 $   (341,409)   $  (385,659) $  (1,120,507) $  (2,108,706)
Net realized gain (loss) on investments and
  foreign currency transactions                        8,958,439      8,318,436     37,122,650     15,641,687
Net unrealized appreciation of investments
  and foreign currency transactions                   18,077,357      7,655,565     45,799,023     39,320,820
                                                   -------------  -------------  -------------  -------------
Net increase in net assets resulting from
  operations                                          26,694,387     15,588,342     81,801,166     52,853,801
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income - Class A                               --             --             --             --
Net investment income - Class B                               --             --             --             --
Net realized gains - Class A                          (5,540,009)            --     (9,565,666)            --
Net realized gains - Class B                            (857,520)            --     (1,053,619)            --
                                                   -------------  -------------  -------------  -------------
Total distributions                                   (6,397,529)            --    (10,619,285)            --
                                                   -------------  -------------  -------------  -------------
Share Transactions*
Class A:
Proceeds from shares sold                             27,675,302     12,420,250     18,769,952     25,887,175
Reinvestment of distributions                          5,447,314             --      9,200,880             --
Cost of shares redeemed                               (3,604,173)    (6,972,115)  (15,793,294)    (48,042,333)
                                                   -------------  -------------  -------------  -------------
                                                      29,518,443      5,448,135     12,177,538    (22,155,158)
                                                   -------------  -------------  -------------  -------------
Class B:
Proceeds from shares sold                              6,709,262      2,257,965      3,724,819      4,785,997
Reinvestment of distributions                            857,486             --      1,051,189             --
Cost of shares redeemed                                 (453,490)      (841,719)    (1,555,948)    (5,042,300)
                                                   -------------  -------------  -------------  -------------
                                                       7,113,258      1,416,246      3,220,060       (256,303)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) from share
  transactions                                        36,631,701      6,864,381     15,397,598    (22,411,461)
                                                   -------------  -------------  -------------  -------------
Net increase in net assets                            56,928,559     22,452,723     86,579,479     30,442,340

Net Assets
Beginning of period                                   57,018,952     34,566,229    205,628,820    175,186,480
                                                   -------------  -------------  -------------  -------------
End of period+                                      $113,947,511    $57,018,952   $292,208,299   $205,628,820
                                                   =============  =============  =============  =============

+Includes accumulated deficit in net
  investment income of                              $  (341,409)          $  -- $  (1,120,507)          $  --
                                                   =============  =============  =============  =============

*Shares Issued and Redeemed
Class A:
Sold                                                   1,150,213        630,256        657,886      1,222,125
Issued for distributions reinvested                      274,701             --        397,446             --
Redeemed                                                (154,324)      (364,219)      (575,203)    (2,243,476)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class A shares
  outstanding                                          1,270,590        266,037        480,129     (1,021,351)
                                                   =============  =============  =============  =============
Class B:
Sold                                                     289,892        116,697        135,770        231,857
Issued for distributions reinvested                       44,848             --         47,139             --
Redeemed                                                 (20,219)       (44,116)       (59,368)      (242,807)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class B shares
  outstanding                                            314,521         72,581        123,541        (10,950)
                                                   =============  =============  =============  =============

** Commencement of operations

See notes to financial statements





Statement of Changes in Net Assets (continued)
FIRST INVESTORS

-------------------------------------------------------------------------------------------------------------
                                                           FOCUSED EQUITY                   GLOBAL
                                                   ----------------------------  ----------------------------
                                                      10/1/99 to   3/22/99** to     10/1/99 to     10/1/98 to
                                                         3/31/00        9/30/99        3/31/00        9/30/99
-------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment loss                                  $  (425,891)   $  (293,194) $  (1,165,952)   $  (215,898)
Net realized gain (loss) on investments and
  foreign currency transactions                       (2,958,304)         6,594     24,801,926     34,466,572
Net unrealized appreciation of investments
  and foreign currency transactions                   10,539,725      2,479,505     55,550,188     45,266,566
                                                   -------------  -------------  -------------  -------------
Net increase in net assets resulting from
  operations                                           7,155,530      2,192,905     79,186,162     79,517,240
                                                   -------------  -------------  -------------  -------------
Distributions to Shareholders
Net investment income - Class A                               --             --             --       (122,828)
Net investment income - Class B                               --             --             --             --
Net realized gains - Class A                                  --             --    (34,617,824)    (3,199,287)
Net realized gains - Class B                                  --             --     (2,037,163)      (150,049)
                                                   -------------  -------------  -------------  -------------
Total distributions                                           --             --    (36,654,987)    (3,472,164)
                                                   -------------  -------------  -------------  -------------
Share Transactions *
Class A:
Proceeds from shares sold                             22,063,049     58,525,759     19,526,762     23,895,185
Reinvestment of distributions                                 --             --     33,970,568      3,187,812
Cost of shares redeemed                               (4,490,545)    (1,223,549)   (21,601,560)   (44,619,545)
                                                   -------------  -------------  -------------  -------------
                                                      17,572,504     57,302,210     31,895,770    (17,536,548)
                                                   -------------  -------------  -------------  -------------
Class B:
Proceeds from shares sold                              5,952,955     14,313,156      4,180,824      4,851,361
Reinvestment of distributions                                 --             --      2,024,307        149,378
Cost of shares redeemed                               (1,861,614)      (494,783)    (1,182,076)    (2,406,293)
                                                   -------------  -------------  -------------  -------------
                                                       4,091,341     13,818,373      5,023,055      2,594,446
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) from share
  transactions                                        21,663,845     71,120,583     36,918,825    (14,942,102)
                                                   -------------  -------------  -------------  -------------
Net increase in net assets                            28,819,375     73,313,488     79,450,000     61,102,974

Net Assets
Beginning of period                                   73,313,488             --    334,306,526    273,203,552
                                                   -------------  -------------  -------------  -------------
End of period+                                      $102,132,863   $ 73,313,488   $413,756,526   $334,306,526
                                                   =============  =============  =============  =============

+Includes accumulated deficit in net
  investment income of                              $   (425,891)  $         --   $ (1,165,952)  $         --
                                                   =============  =============  =============  =============

*Shares Issued and Redeemed
Class A:
Sold                                                   1,931,679      5,551,442      2,306,911      3,141,881
Issued for distributions reinvested                           --             --      4,481,605        462,757
Redeemed                                                (390,391)      (112,550)    (2,571,760)    (5,877,187)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class A shares
  outstanding                                          1,541,288      5,438,892      4,216,756     (2,272,549)
                                                   =============  =============  =============  =============
Class B:
Sold                                                     523,469      1,349,781        509,284        649,918
Issued for distributions reinvested                           --             --        276,167         22,262
Redeemed                                                (161,560)       (45,791)      (145,207)      (326,673)
                                                   -------------  -------------  -------------  -------------
Net increase (decrease) in Class B shares
  outstanding                                            361,909      1,303,990        640,244        345,507
                                                   =============  =============  =============  =============

** Commencement of operations

See notes to financial statements




Notes to Financial Statements

1. Significant Accounting Policies--First Investors Total Return Fund, First Investors Blue Chip Fund and First Investors Special Situations Fund, each a series of First Investors Series Fund ("Series Fund"), a Massachusetts business trust; First Investors Growth & Income Fund, First Investors Utilities Income Fund, First Investors Mid-Cap Opportunity Fund and First Investors Focused Equity Fund, each a series of First Investors Series Fund II, Inc. ("Series Fund II"), a Maryland corporation; and First Investors Global Fund, Inc. ("Global Fund"), a Maryland corporation, are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies, with the exception of First Investors Focused Equity Fund, which is registered as a non-diversified investment company. Each fund accounts separately for the assets, liabilities, and operations of the fund. Series Fund offers two additional series which are not included in this report. The objective of each Fund is as follows:

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Growth & Income Fund seeks long-term growth of capital and current income.

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Utilities Income Fund primarily seeks high current income and secondarily long-term capital appreciation.

Mid-Cap Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

Focused Equity Fund seeks capital appreciation.

Global Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the particular Fund's officers in a manner specifically authorized by the Boards of Directors/Trustees. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes.

C. Distributions to Shareholders--Dividends from net investment income, if any, of Total Return Fund, Growth & Income Fund, Blue Chip Fund and Utilities Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and Global Fund are declared and paid annually. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund and Series Fund II are allocated among and charged to the assets of each Fund in the Series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Repurchase Agreements--Securities pledged as collateral for repurchase agreements entered into by the Global Fund are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that Global Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by Global Fund.

F. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported



Notes to Financial Statements (continued)

amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translations--The accounting records of Global Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions includes gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. For the six months ended March 31, 2000, the Bank of New York, custodian for the Series Fund and Series Fund II, has provided total credits in the amount of $66,721 against custodian charges based on the uninvested cash balances of these Funds.

2. Purchases and Sales of Securities--For the six months ended March 31, 2000, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, repurchase agreements, short-term securities and foreign currencies) were as follows:



                                                                          Long-Term U.S.
                                              Securities          Government Obligations
                            ----------------------------    ----------------------------
                                 Cost of        Proceeds         Cost of        Proceeds
Fund                           Purchases      from Sales       Purchases      from Sales
--------------------        ------------    ------------    ------------    ------------
Total Return               $  49,634,975   $  52,360,919      $9,155,376      $9,925,079
Growth & Income              335,398,249     301,858,491              --              --
Blue Chip                    304,412,766     282,665,560              --              --
Utilities Income              58,228,483      53,951,282              --              --
Mid-Cap Opportunity          106,170,423      71,161,035              --              --
Special Situations           146,941,082     131,035,282              --              --
Focused Equity                82,463,913      64,374,048              --              --
Global                       213,605,953     223,391,159              --              --


At March 31, 2000, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:


                                                   Gross           Gross             Net
                               Aggregate      Unrealized      Unrealized      Unrealized
Fund                                Cost    Appreciation    Depreciation    Appreciation
--------------------        ------------    ------------    ------------    ------------
Total Return                $105,312,362   $  27,209,266    $  2,857,766   $  24,351,500
Growth & Income              456,464,659     183,386,703      12,201,123     171,185,580
Blue Chip                    465,720,715     292,643,304       9,398,867     283,244,437
Utilities Income             159,908,229      70,879,673       8,711,814      62,167,859
Mid-Cap Opportunity           88,833,654      31,144,749       3,768,900      27,375,849
Special Situations           209,670,846      97,036,550      11,508,528      85,528,022
Focused Equity                87,271,133      14,779,094       2,025,709      12,753,385
Global                       293,131,747     139,028,850      11,302,333     127,726,517


3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Funds' Individual Retirement Accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2000, total directors/trustees fees accrued by the Funds amounted to $40,500.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:



Notes to Financial Statements (continued)

Total Return, Blue Chip, Mid-Cap Opportunity and Special Situations Funds--1% on the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has waived 25% of the 1% annual fee on the first $200 million of each Fund's average daily net assets for the six months ended March 31, 2000.

Growth & Income, Utilities Income and Focused Equity Funds--.75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million and .66% on average daily net assets over $750 million.

FIMCO, pursuant to an expense limitation agreement, reimbursed the Focused Equity Fund for organizational expenses and expenses incurred during the fiscal year ended September 30, 1999, to the extent necessary to limit the Focused Equity Fund's total expenses to 1.75% of the average daily net assets on the Class A shares and 2.45% of the average daily net assets on the Class B shares. FIMCO and the Focused Equity Fund have agreed that any expenses of the Focused Equity Fund reimbursed by FIMCO pursuant to this agreement shall be repaid to FIMCO by the Focused Equity Fund in the first, second, or third (or all) fiscal years following the year ended September 30, 1999, if the total expenses of the Focused Equity Fund for such year or years do not exceed 1.75% of the average daily net assets on Class A shares and 2.45% on the average daily net assets of Class B shares or any lower expense limitations to which FIMCO may otherwise agree. At September 30, 1999, the total organizational expenses and expenses incurred in excess of the above stated limitations was $99,161. This amount has been recaptured by FIMCO from the Focused Equity Fund during the six months ended March 31, 2000, based on the parameters discussed above.

Global Fund--1% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to
 .91% on average daily net assets over $750 million.

For the six months ended March 31, 2000, total advisory fees accrued to FIMCO by the Funds were $9,684,643 of which $747,999 was waived.

For the six months ended March 31, 2000, FIC, as underwriter, received $8,060,339 in commissions from the sale of shares of the Funds, after allowing $17,817 to other dealers. Shareholder servicing costs included $1,679,535 in transfer agent fees accrued to ADM and $623,429 in IRA custodian fees accrued to FFS.



Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2000, total distribution plan fees accrued to FIC by the funds amounted to $4,408,884.

Wellington Management Company, LLP ("Wellington") serves as investment subadviser to Global Fund. Arnhold and S. Bleichroeder, Inc. serves as investment subadviser to Focused Equity Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Forward Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When Global Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Global Fund had the following forward currency contracts outstanding at March 31, 2000:

Contracts to Buy                                                     Unrealized
Foreign Currency                In Exchange for  Settlement Date     Gain (Loss)
------------------------------  ---------------  ---------------  -------------
  3,205,575  Hong Kong Dollars    U.S. $411,710          4/3/00       U.S. $(26)
301,264,783  Japanese Yen             2,847,312          4/3/00          89,994
  1,414,335  British Pounds           2,247,435          4/4/00           8,855
    903,221  Canadian Dollars           621,427          4/4/00             712
185,692,721  Japanese Yen             1,759,537          4/4/00          50,951
  3,611,035  Swedish Krona              418,699          4/4/00            (756)
    881,448  Swiss Franc                531,585          4/4/00          (1,455)
     34,865  British Pounds              55,647          4/5/00             (26)
    873,092  Euro                       835,811          4/5/00            (349)
 49,341,866  Japanese Yen               481,464          4/5/00            (385)
  2,381,241  Swiss Franc              1,432,326          4/5/00            (172)
    397,384  British Pounds             634,623          4/6/00            (675)
    314,317  British Pounds             501,316          4/7/00             113
                                   ------------                   -------------
                                    $12,778,892                        $146,781
                                   ------------                   -------------




Notes to Financial Statements (continued)

Contracts to Sell                                                    Unrealized
Foreign Currency                In Exchange for  Settlement Date     Gain (Loss)
------------------------------  ---------------  ---------------  -------------
    545,883  Euro                 U.S. $516,797           4/3/00   U.S. $(5,558)
     89,006  Euro                        86,626           4/4/00          1,456
  7,957,505  Hong Kong Dollars        1,021,896           4/5/00            (66)
    643,603  Euro                       619,340          4/28/00          3,475
                                   ------------                   -------------
                                     $2,244,659                           $(693)
                                   ------------                   -------------
Unrealized Gain on Forward Currency Contracts                          $146,088
                                                                  =============


5. Capital--Each Fund sells two classes of shares, Class A and B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. The Series Fund has established an unlimited number of shares of beneficial interest for both Class A and Class B shares. Of the 100,000,000 shares originally designated to each Fund, Series Fund II has classified 50,000,000 shares as Class A and 50,000,000 shares as Class B for each Fund. Of the 100,000,000 Global Fund shares originally authorized, the Fund has designated 65,000,000 shares as Class A and 35,000,000 shares as Class B.

6. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2000, Total Return Fund held two 144A securities with an aggregate value of $1,460,000 representing 1.1% of the Fund's net assets, Global Fund held two 144A securities with an aggregate value of $1,300,066 representing .3% of the Fund's net assets and Growth & Income Fund held two 144A securities with an aggregate value of $2,080,000 representing
 .3% of the Fund's net assets. These securities are valued as set forth in Note 1A.

7. Reorganization--On March 14, 2000, the First Investors Blue Chip Fund ("Blue Chip Fund") acquired all of the net assets of the Executive Investors Blue Chip Fund ("Executive Blue Chip Fund") in connection with a tax-free reorganization that was approved by the Executive Blue Chip Fund shareholders. The Blue Chip Fund issued 175,328 Class A shares to the Executive Blue Chip Fund in connection with the reorganization. In return, it received net assets of $5,461,057 from the Executive Blue Chip Fund (which included $2,090,588 in unrealized appreciation). The Blue Chip Fund's shares were issued at their current net asset values as of the date of the reorganization. The aggregate net assets of the Blue Chip Fund Class A shares and Executive Blue Chip Fund immediately before the acquisition were $593,084,824 consisting of Blue Chip Fund $587,623,767 and Executive Blue Chip Fund $5,461,057, respectively.



Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
-----------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        -----------------------------------------------------------------------------------------------------
                                         Income from Investment Operations       Less Distributions from
                                     -----------------------------------------  ------------------------
                           Net Asset                          Net
                               Value                 Realized and
                        ------------          Net      Unrealized   Total from          Net          Net
                           Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized           Total
                           of Period       Income     Investments   Operations       Income         Gain   Distributions
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
1995(h)                       $10.89        $ .39           $2.50        $2.89        $ .37        $ .44           $ .81
1996(h)                        12.97          .39             .97         1.36          .41         1.12            1.53
1997(h)                        12.80          .26            2.04         2.30          .28         1.08            1.36
1998(a)                        13.74          .23             .43          .66          .13           --             .13
1999(f)                        14.27          .29            1.26         1.55          .30         1.18            1.48
2000(i)                        14.34          .14            2.58         2.72          .14          .40             .54

Class B
-------
1995(b)                       $10.90        $ .25           $2.54        $2.79        $ .33        $ .44           $ .77
1996(h)                        12.92          .32             .94         1.26          .34         1.12            1.46
1997(h)                        12.72          .21            1.97         2.18          .19         1.08            1.27
1998(a)                        13.63          .17             .41          .58          .08           --             .08
1999(f)                        14.13          .21            1.22         1.43          .21         1.18            1.39
2000(i)                        14.17          .09            2.54         2.63          .09          .40             .49
-----------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
1995(d)                        $6.69        $ .16           $1.13        $1.29        $ .17        $  --           $ .17
1996(d)                         7.81          .10            1.60         1.70          .12           --             .12
1997(d)                         9.39          .06            2.36         2.42          .06          .16             .22
1998(c)                        11.59          .05             .97         1.02          .03          .27             .30
1999(f)                        12.31          .04            2.88         2.92          .05           --             .05
2000(i)                        15.18           --            3.76         3.76          .01         1.55            1.56

Class B
-------
1995(e)                        $6.43        $ .08           $1.38        $1.46        $ .11        $  --           $ .11
1996(d)                         7.78          .07            1.55         1.62          .07           --             .07
1997(d)                         9.33           --            2.32         2.32          .01          .16             .17
1998(c)                        11.48         (.01)            .94          .93           --          .27             .27
1999(f)                        12.14         (.04)           2.80         2.76           --           --              --
2000(i)                        14.90         (.02)           3.65         3.63           --         1.55            1.55
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                                     RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets++           Waived or Assumed
                                                                  --------------------  -----------------------
                          Net Asset                                                Net                      Net
                              Value                                         Investment               Investment  Portfolio
                          ---------      Total        Net Assets                Income                   Income   Turnover
                             End of     Return*    End of Period  Expenses      (Loss)     Expenses      (Loss)       Rate
                             Period        (%)     (in millions)       (%)         (%)          (%)         (%)        (%)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
1995(h)                      $12.97      26.71              $ 55      1.58        3.08         1.83        2.83        135
1996(h)                       12.80      10.62                57      1.53        2.93         1.78        2.68        146
1997(h)                       13.74      18.08                67      1.49        1.94         1.74        1.69        149
1998(a)                       14.27       4.76                73      1.42+       2.15+        1.65+       1.92+       111
1999(f)                       14.34      11.50                92      1.40        2.08         1.63        1.85        127
2000(i)                       16.52      19.50               116      1.37+       1.89+        1.61+       1.65+        56

Class B
-------
1995(b)                      $12.92      25.74              $ .3      2.41+       2.24+        2.67+       1.98+       135
1996(h)                       12.72       9.86                 1      2.32        2.14         2.49        1.97        146
1997(h)                       13.63      17.24                 3      2.19        1.24         2.44         .99        149
1998(a)                       14.13       4.25                 4      2.12+       1.45+        2.35+       1.22+       111
1999(f)                       14.17      10.72                 9      2.10        1.38         2.33        1.15        127
2000(i)                       16.31      19.08                14      2.07+       1.19+        2.31+        .95+        56
-----------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
1995(d)                       $7.81      19.51              $ 63       .98        2.34         1.59        1.74         19
1996(d)                        9.39      21.82               112      1.31        1.20         1.49        1.02         25
1997(d)                       11.59      26.20               194      1.39         .55         1.43         .51         28
1998(c)                       12.31       8.84               258      1.39+        .47+        N/A         N/A          36
1999(f)                       15.18      23.75               378      1.36         .29         N/A         N/A         112
2000(i)                       17.38      26.94               500      1.28+        .09+        N/A         N/A          61

Class B
-------
1995(e)                       $7.78      22.73               $ 4      1.90+       2.23+        2.61+       1.52+        19
1996(d)                        9.33      20.92                12      2.03         .48         2.19         .31         25
1997(d)                       11.48      25.23                27      2.09        (.15)        2.13        (.19)        28
1998(c)                       12.14       8.19                43      2.09+       (.23)+       N/A         N/A          36
1999(f)                       14.90      22.77                77      2.06        (.41)        N/A         N/A         112
2000(i)                       16.98      26.52               106      1.98+       (.61)+       N/A         N/A          61
-----------------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        -----------------------------------------------------------------------------------------------------
                                         Income from Investment Operations       Less Distributions from
                                     -----------------------------------------  ------------------------
                           Net Asset                          Net
                               Value                 Realized and
                        ------------          Net      Unrealized   Total from          Net          Net
                           Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized           Total
                           of Period       Income     Investments   Operations       Income         Gain   Distributions
-----------------------------------------------------------------------------------------------------------------------------

BLUE CHIP FUND
--------------
Class A
-------
1995(h)                       $13.46        $ .19           $4.37        $4.56        $ .20        $ .60           $ .80
1996(h)                        17.22          .14            3.39         3.53          .17         1.11            1.28
1997(h)                        19.47          .09            4.98         5.07          .08         1.62            1.70
1998(a)                        22.84          .04            (.39)        (.35)         .03           --             .03
1999(f)                        22.46           --            5.46         5.46          .02          .75             .77
2000(i)                        27.15         (.05)           7.61         7.56           --         1.65            1.65

Class B
-------
1995(b)                       $13.51        $ .10           $4.31        $4.41        $ .16        $ .60           $ .76
1996(h)                        17.16          .06            3.32         3.38          .06         1.11            1.17
1997(h)                        19.37         (.03)           4.91         4.88           --         1.62            1.62
1998(a)                        22.63         (.06)           (.42)        (.48)          --           --              --
1999(f)                        22.15         (.14)           5.35         5.21           --          .75             .75
2000(i)                        26.61         (.13)           7.42         7.29           --         1.65            1.65
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
---------------------
Class A
-------
1995(d)                        $5.08        $ .23           $ .83        $1.06        $ .24         $ --           $ .24
1996(d)                         5.90          .21             .52          .73          .22           --             .22
1997(d)                         6.41          .20             .61          .81          .19           --             .19
1998(c)                         7.03          .14             .96         1.10          .14          .37             .51
1999(f)                         7.62          .13             .74          .87          .13          .37             .50
2000(i)                         7.99          .07            2.08         2.15          .06          .60             .66

Class B
-------
1995(e)                        $4.95        $ .14           $ .93        $1.07        $ .16         $ --           $ .16
1996(d)                         5.86          .18             .49          .67          .18           --             .18
1997(d)                         6.35          .15             .61          .76          .15           --             .15
1998(c)                         6.96          .10             .94         1.04          .10          .37             .47
1999(f)                         7.53          .08             .72          .80          .08          .37             .45
2000(i)                         7.88          .04            2.05         2.09          .03          .60             .63
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                                     RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets++           Waived or Assumed
                                                                  --------------------  -----------------------
                          Net Asset                                                Net                      Net
                              Value                                         Investment               Investment  Portfolio
                          ---------      Total        Net Assets                Income                   Income   Turnover
                             End of     Return*    End of Period  Expenses      (Loss)     Expenses      (Loss)       Rate
                             Period        (%)     (in millions)       (%)         (%)          (%)         (%)        (%)
-----------------------------------------------------------------------------------------------------------------------------

BLUE CHIP FUND
--------------
Class A
-------
1995(h)                       $17.22     34.01              $170      1.49        1.23         1.74         .98         25
1996(h)                        19.47     20.55               240      1.44         .78         1.67         .55         45
1997(h)                        22.84     26.05               351      1.39         .40         1.64         .15         63
1998(a)                        22.46     (1.55               368      1.37+        .23+        1.47+        .13+        71
1999(f)                        27.15     24.88               471      1.32         .01         1.41        (.08)        97
2000(i)                        33.06     29.19               632      1.28+       (.34)+       1.36+       (.42)+       47

Class B
-------
1995(b)                       $17.16     32.76              $  5      2.20+        .52+        2.46+        .26+        25
1996(h)                        19.37     19.71                17      2.22          --         2.37        (.16)        45
1997(h)                        22.63     25.19                37      2.09        (.30)        2.34        (.55)        63
1998(a)                        22.15     (2.12                47      2.07+       (.47)+       2.17+       (.57)+       71
1999(f)                        26.61     24.07                70      2.02        (.69)        2.11        (.78)        97
2000(i)                        32.25     28.75               100      1.98+      (1.04)+       2.06+      (1.12)+       47
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
---------------------
Class A
-------
1995(d)                        $5.90     21.35              $ 84      1.04        4.37         1.57        3.84         16
1996(d)                         6.41     12.45               104      1.20        3.49         1.49        3.19         38
1997(d)                         7.03     12.86               102      1.40        2.98         1.48        2.90         60
1998(c)                         7.62     16.05               123      1.43+       2.10+        N/A         N/A          83
1999(f)                         7.99     11.99               145      1.37        1.69         N/A         N/A          65
2000(i)                         9.48     28.68               192      1.33+       1.62+        N/A         N/A          30

Class B
-------
1995(e)                        $5.86     21.99              $  3      1.82+       4.93+        2.53+       4.21+        16
1996(d)                         6.35     11.61                 8      1.91        2.77         2.28        2.40         38
1997(d)                         6.96     12.08                 9      2.10        2.28         2.18        2.20         60
1998(c)                         7.53     15.38                14      2.13+       1.40+        N/A         N/A          83
1999(f)                         7.88     11.13                21      2.07         .99         N/A         N/A          65
2000(i)                         9.34     28.23                29      2.03+        .92+        N/A         N/A          30
-----------------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        -----------------------------------------------------------------------------------------------------
                                         Income from Investment Operations       Less Distributions from
                                     -----------------------------------------  ------------------------
                           Net Asset                          Net
                               Value                 Realized and
                        ------------          Net      Unrealized   Total from          Net          Net
                           Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized           Total
                           of Period       Income     Investments   Operations       Income         Gain   Distributions
-----------------------------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND**
--------------------------
Class A
-------
1995(d)                       $11.78        $ .08           $2.80        $2.88        $ .08        $  --           $ .08
1996(d)                        14.58          .04            1.57         1.61          .06          .84             .90
1997(d)                        15.29         (.03)           4.02         3.99          .04          .68             .72
1998(c)                        18.56         (.03)          (2.82)       (2.85)          --         1.18            1.18
1999(f)                        14.53         (.13)           6.62         6.49           --           --              --
2000(i)                        21.02         (.07)           7.93         7.86           --         2.28            2.28

Class B
-------
1995(e)                       $12.03        $(.01)          $2.49        $2.48         $ --        $  --           $  --
1996(d)                        14.51          .01            1.47         1.48          .05          .84             .89
1997(d)                        15.10         (.08)           3.89         3.81           --          .68             .68
1998(c)                        18.23         (.12)          (2.76)       (2.88)          --         1.18            1.18
1999(f)                        14.17         (.23)           6.41         6.18           --           --              --
2000(i)                        20.35         (.12)           7.62         7.50           --         2.28            2.28
-----------------------------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
-----------------------
Class A
-------
1995(h)                       $16.43        $(.01)          $3.94        $3.93         $ --        $ .73           $ .73
1996(h)                        19.63         (.01)           2.28         2.27           --         1.17            1.17
1997(h)                        20.73         (.09)           3.44         3.35           --         1.90            1.90
1998(a)                        22.18         (.05)          (4.30)       (4.35)          --           --              --
1999(f)                        17.83         (.22)           5.79         5.57           --           --              --
2000(i)                        23.40         (.11)           9.07         8.96           --         1.21            1.21

Class B
-------
1995(b)                       $16.40        $(.01)          $3.85        $3.84         $ --        $ .73           $ .73
1996(h)                        19.51         (.14)           2.25         2.11           --         1.17            1.17
1997(h)                        20.45         (.15)           3.29         3.14           --         1.90            1.90
1998(a)                        21.69         (.13)          (4.22)       (4.35)          --           --              --
1999(f)                        17.34         (.36)           5.64         5.28           --           --              --
2000(i)                        22.62         (.19)           8.70         8.51           --         1.21            1.21
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                                     RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets++           Waived or Assumed
                                                                  --------------------  -----------------------
                          Net Asset                                                Net                      Net
                              Value                                         Investment               Investment  Portfolio
                          ---------      Total        Net Assets                Income                   Income   Turnover
                             End of     Return*    End of Period  Expenses      (Loss)     Expenses      (Loss)       Rate
                             Period        (%)     (in millions)       (%)         (%)          (%)         (%)        (%)
-----------------------------------------------------------------------------------------------------------------------------

MID-CAP OPPORTUNITY FUND**
--------------------------
Class A
-------
1995(d)                       $14.58     24.59              $  9      1.34         .48         2.36        (.55)       106
1996(d)                        15.29     11.64                14      1.57         .36         2.15        (.21)       118
1997(d)                        18.56     27.09                26      1.50        (.21)        1.94        (.65)        90
1998(c)                        14.53    (16.42)               30      1.50+       (.25)+       1.89+       (.64)+      102
1999(f)                        21.02     44.67                50      1.50        (.69)        1.77        (.96)       171
2000(i)                        26.60     41.09                97      1.46+       (.74)+       1.71+       (.99)+       95

Class B
-------
1995(e)                       $14.51     20.62              $ .3      2.29+       (.03)+       3.79+      (1.53)+      106
1996(d)                        15.10     10.80                 1      2.30        (.37)        3.03       (1.10)       118
1997(d)                        18.23     26.17                 3      2.20        (.91)        2.64       (1.35)        90
1998(c)                        14.17    (16.91)                4      2.20+       (.95)+       2.59+      (1.34)+      102
1999(f)                        20.35     43.61                 7      2.20       (1.39)        2.47       (1.66)       171
2000(i)                        25.57     40.63                17      2.16+      (1.44)+       2.41+      (1.69)+       95
-----------------------------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
-----------------------
Class A
-------
1995(h)                       $19.63     23.92              $125      1.60        (.08)        1.85        (.33)        80
1996(h)                        20.73     11.56               158      1.59        (.13)        1.84        (.38)        99
1997(h)                        22.18     16.15               194      1.53        (.45)        1.78        (.70)        84
1998(a)                        17.83    (19.61)              160      1.53+       (.32)+       1.75+       (.54)+       70
1999(f)                        23.40     31.24               186      1.53        (.97)        1.76       (1.20)       132
2000(i)                        31.15     40.05               262      1.43+       (.82)+       1.63+      (1.02)+       57

Class B
-------
1995(b)                       $19.51     23.42              $  5      2.33+       (.81)+       2.59+      (1.07)+       80
1996(h)                        20.45     10.81                10      2.38        (.92)        2.55       (1.09)        99
1997(h)                        21.69     15.34                17      2.23       (1.15)        2.48       (1.40)        84
1998(a)                        17.34    (20.06)               15      2.23+      (1.02)+       2.45+      (1.24)+       70
1999(f)                        22.62     30.45                20      2.23       (1.67)        2.46       (1.90)       132
2000(i)                        29.92     39.43                30      2.13+      (1.52)+       2.33+      (1.72)+       57
-----------------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        -----------------------------------------------------------------------------------------------------
                                         Income from Investment Operations       Less Distributions from
                                     -----------------------------------------  ------------------------
                           Net Asset                          Net
                               Value                 Realized and
                        ------------          Net      Unrealized   Total from          Net          Net
                           Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized           Total
                           of Period       Income     Investments   Operations       Income         Gain   Distributions
-----------------------------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
1999(g)                       $10.00        $(.04)          $ .92        $ .88        $  --        $  --           $  --
2000(i)                        10.88         (.04)            .99          .95           --           --              --

Class B
-------
1999(g)                       $10.00        $(.06)          $ .90        $ .84        $  --        $  --           $  --
2000(i)                        10.84         (.08)            .98          .90           --           --              --
-----------------------------------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
1995(h)                        $5.84        $ .03           $1.01        $1.04        $ .04        $ .27           $ .31
1996(h)                         6.57          .04             .91          .95          .04          .89             .93
1997(h)                         6.59          .03             .50          .53          .03          .68             .71
1998(a)                         6.41          .01            (.09)        (.08)          --           --              --
1999(f)                         6.33           --            1.86         1.86           --          .08             .08
2000(i)                         8.11         (.02)           1.79         1.77           --          .89             .89

Class B
-------
1995(b)                        $5.76        $ .03           $1.05        $1.08        $ .03        $ .27           $ .30
1996(h)                         6.54         (.01)            .88          .87          .02          .88             .90
1997(h)                         6.51         (.01)            .49          .48           --          .68             .68
1998(a)                         6.31         (.03)           (.09)        (.12)          --           --              --
1999(f)                         6.19         (.04)           1.81         1.77           --          .08             .08
2000(i)                         7.88         (.05)           1.73         1.68           --          .89             .89
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                                     RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets++           Waived or Assumed
                                                                  --------------------  -----------------------
                          Net Asset                                                Net                      Net
                              Value                                         Investment               Investment  Portfolio
                          ---------      Total        Net Assets                Income                   Income   Turnover
                             End of     Return*    End of Period  Expenses      (Loss)     Expenses      (Loss)       Rate
                             Period        (%)     (in millions)       (%)         (%)          (%)         (%)        (%)
-----------------------------------------------------------------------------------------------------------------------------

FOCUSED EQUITY FUND
-------------------
Class A
-------
1999(g)                       $10.88      8.80              $ 59      1.75+       (.93)+       1.90+      (1.08)+       57
2000(i)                        11.83      8.73                83      1.75+       (.82)+       N/A          N/A         81

Class B
-------
1999(g)                       $10.84      8.40              $ 14      2.45+      (1.63)+       2.60+      (1.78)+       57
2000(i)                        11.74      8.30                20      2.45+      (1.52)+       N/A          N/A         81
-----------------------------------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
1995(h)                        $6.57     17.83              $228      1.83         .55         N/A          N/A         47
1996(h)                         6.59     14.43               263      1.83         .50         N/A          N/A         73
1997(h)                         6.41      7.98               277      1.82         .41         N/A          N/A         70
1998(a)                         6.33     (1.25)              261      1.82+        .12+        N/A          N/A         82
1999(f)                         8.11     29.63               316      1.72        (.03)        N/A          N/A         92
2000(i)                         8.99     23.85               389      1.66+       (.58)+       N/A          N/A         59

Class B
-------
1995(b)                        $6.54     18.80              $  1      2.56+       (.19)+       N/A          N/A         47
1996(h)                         6.51     13.33                 5      2.54        (.21)        N/A          N/A         73
1997(h)                         6.31      7.36                10      2.52        (.29)        N/A          N/A         70
1998(a)                         6.19     (1.90)               12      2.52+       (.58)+       N/A          N/A         82
1999(f)                         7.88     28.78                18      2.42        (.73)        N/A          N/A         92
2000(i)                         8.67     23.37                25      2.36+      (1.28)+       N/A          N/A         59
-----------------------------------------------------------------------------------------------------------------------------
  + Annualized
 ++ Net of expenses waived or assumed by the investment adviser (Note 3).
  * Calculated without sales charges.
 ** Prior to February 15, 1996, known as Made In The U.S.A. Fund, and prior to December 31, 1997, known as U.S.A. Mid-Cap Opportunity Fund.
(a) For the period January 1, 1998 to September 30, 1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995.
(c) For the period November 1, 1997 to September 30, 1998.
(d) For the fiscal year ended October 31.
(e) For the period January 12, 1995 (date Class B shares first offered) to October 31, 1995.
(f) For the period October 1, 1998 to September 30, 1999.
(g) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(h) For the calendar year ended December 31.
(i) For the period October 1, 1999 to March 31, 2000.

See notes to financial statements




Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Blue Chip Fund, Special Situations Fund and Total Return Fund (each a series of First Investors Series Fund), the Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund and Utilities Income Fund (each a series of First Investors Series Fund II, Inc.), and First Investors Global Fund, Inc. as of March 31, 2000, the related statement of operations for the six months ended March 31, 2000, the statement of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blue Chip Fund, Special Situations Fund, Total Return Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund, Utilities Income Fund, and Global Fund at March 31, 2000, and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
April 28, 2000



FIRST INVESTORS EQUITY FUNDS

Directors/Trustees
------------------
James J. Coy (Emeritus)

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------
Glenn O. Head
President

Dennis T. Fitzpatrick
Vice President

Nancy W. Jones
Vice President

Patricia D. Poitra
Vice President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary



FIRST INVESTORS EQUITY FUNDS

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser (Focused Equity Fund only)
Arnhold and S. Bleichroeder, Inc.
1345 Avenue of the Americas
New York, NY 10105

Subadviser (Global Fund only)
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Custodian (Global Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.